UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2017

Date of reporting period:	12/31/2016

Item 1. Schedule of Investments [INSERT REPORT]

Prudential Balanced Fund

Schedule of Investments

as of December 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 60.5%
Aerospace & Defense — 1.6%
AAR Corp.	900	$29,745
Airbus Group SE (France)	1,097	72,456
BAE Systems PLC (United Kingdom)	6,163	44,827
Boeing Co. (The)	6,600	1,027,488
BWX Technologies, Inc.	9,900	393,030
Cobham PLC (United Kingdom)	3,049	6,139
Dassault Aviation SA (France)	4	4,465
Elbit Systems Ltd. (Israel)	45	4,546
Engility Holdings, Inc.*	3,100	104,470
General Dynamics Corp.	7,500	1,294,950
Huntington Ingalls Industries, Inc.	9,500	1,749,805
Leonardo-Finmeccanica SpA (Italy)*	776	10,868
Lockheed Martin Corp.	8,600	2,149,484
Meggitt PLC (United Kingdom)	1,504	8,493
Moog, Inc. (Class A Stock)*	500	32,840
Northrop Grumman Corp.	3,800	883,804
Rolls-Royce Holdings PLC (United Kingdom)	154,054	190
Rolls-Royce Holdings PLC (United Kingdom)*	3,449	28,329
Safran SA (France)	587	42,219
Singapore Technologies Engineering Ltd. (Singapore)	3,100	6,885
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,700	99,195
Textron, Inc.	1,400	67,984
Thales SA (France)	203	19,667
Vectrus, Inc.*	2,300	54,855
Wesco Aircraft Holdings, Inc.*	5,200	77,740
Zodiac Aerospace (France)	394	9,035

		8,223,509

Air Freight & Logistics — 0.4%
Bollore SA (France)	1,631	5,743
Deutsche Post AG (Germany)	1,853	60,769
FedEx Corp.	10,100	1,880,620
Royal Mail PLC (United Kingdom)	1,688	9,595
Yamato Holdings Co. Ltd. (Japan)	700	14,190

		1,970,917

Airlines — 0.4%
ANA Holdings, Inc. (Japan)	2,300	6,187
Cathay Pacific Airways Ltd. (Hong Kong)	2,000	2,625
Deutsche Lufthansa AG (Germany)	458	5,904
easyJet PLC (United Kingdom)	281	3,476
Hawaiian Holdings, Inc.*	2,100	119,700
International Consolidated Airlines Group SA (United Kingdom)	1,618	8,716
Japan Airlines Co. Ltd. (Japan)	200	5,836
Qantas Airways Ltd. (Australia)	795	1,905
Singapore Airlines Ltd. (Singapore)	1,000	6,662
Southwest Airlines Co.	41,100	2,048,424

		2,209,435

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	450	19,471
Bridgestone Corp. (Japan)	1,200	43,177
Cie Generale des Etablissements Michelin (France)	356	39,573
Continental AG (Germany)	215	41,421

Cooper-Standard Holding, Inc.*	1,600	165,408
Dana, Inc.	8,300	157,534
Denso Corp. (Japan)	950	41,094
GKN PLC (United Kingdom)	3,442	14,029

Koito Manufacturing Co. Ltd. (Japan)	300	15,843
Lear Corp.	8,500	1,125,145
Metaldyne Performance Group, Inc.	1,100	25,245
NGK Spark Plug Co. Ltd. (Japan)	400	8,866
NOK Corp. (Japan)	200	4,045
Nokian Renkaat OYJ (Finland)	207	7,696
Stanley Electric Co. Ltd. (Japan)	300	8,173
Sumitomo Electric Industries Ltd. (Japan)	1,400	20,159
Sumitomo Rubber Industries Ltd. (Japan)	300	4,747
Tenneco, Inc.*	2,700	168,669
Toyoda Gosei Co. Ltd. (Japan)	150	3,501
Toyota Industries Corp. (Japan)	300	14,263
Valeo SA (France)	456	26,178
Yokohama Rubber Co. Ltd. (The) (Japan)	200	3,575

		1,957,812

Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	633	58,955
Daimler AG (Germany)	1,837	136,335
Ferrari NV (Italy)	240	13,973
Fiat Chrysler Automobiles NV (United Kingdom)	1,718	15,628
Ford Motor Co.	89,000	1,079,570
Fuji Heavy Industries Ltd. (Japan)	1,200	48,893
Honda Motor Co. Ltd. (Japan)	3,100	90,506
Isuzu Motors Ltd. (Japan)	1,150	14,541
Mazda Motor Corp. (Japan)	1,060	17,261
Mitsubishi Motors Corp. (Japan)	1,470	8,356
Nissan Motor Co. Ltd. (Japan)	4,600	46,143
Peugeot SA (France)*	967	15,750
Renault SA (France)	361	32,063
Suzuki Motor Corp. (Japan)	700	24,576
Thor Industries, Inc.	1,500	150,075
Toyota Motor Corp. (Japan)	5,104	299,240
Volkswagen AG (Germany)	59	8,468
Yamaha Motor Co. Ltd. (Japan)	500	10,965

		2,071,298

Banks — 4.9%
1st Source Corp.	1,200	53,592
ABN AMRO Group NV-CVA (Netherlands)	538	11,912
American National Bankshares, Inc.	300	10,440
Aozora Bank Ltd. (Japan)	2,100	7,420
Australia & New Zealand Banking Group Ltd. (Australia)	5,585	122,262
BancFirst Corp.	600	55,830
Banco Bilbao Vizcaya Argentaria SA (Spain)	12,552	84,587
Banco de Sabadell SA (Spain)	10,534	14,638
Banco Popular Espanol SA (Spain)	5,959	5,742
Banco Santander SA (Spain)	27,858	144,925
Bank Hapoalim BM (Israel)	2,045	12,138
Bank Leumi Le-Israel BM (Israel)*	2,683	11,026
Bank of America Corp.	221,100	4,886,310
Bank of East Asia Ltd. (The) (Hong Kong)	2,200	8,399
Bank of Ireland (Ireland)*	56,454	13,827
Bank of Kyoto Ltd. (The) (Japan)	600	4,448
Bank of Queensland Ltd. (Australia)	843	7,204
Bankia SA (Spain)	8,144	8,299
Bankinter SA (Spain)	1,265	9,783
Barclays PLC (United Kingdom)	32,275	88,574
Bendigo & Adelaide Bank Ltd. (Australia)	813	7,437
Berkshire Hills Bancorp, Inc.	3,700	136,345

BNP Paribas SA (France)	2,024	128,804
BOC Hong Kong Holdings Ltd. (Hong Kong)	7,000	24,931
Bryn Mawr Bank Corp.	300	12,645
CaixaBank SA (Spain)	6,361	20,965
Cardinal Financial Corp.	900	29,511
Central Pacific Financial Corp.	1,300	40,846
Chiba Bank Ltd. (The) (Japan)	1,500	9,195
Chugoku Bank Ltd. (The) (Japan)	300	4,302
Citigroup, Inc.	65,770	3,908,711
Columbia Banking System, Inc.	2,400	107,232
Commerzbank AG (Germany)	2,152	16,385
Commonwealth Bank of Australia (Australia)	3,273	194,168
Community Trust Bancorp, Inc.	820	40,672
Concordia Financial Group Ltd. (Japan)	2,200	10,587
ConnectOne Bancorp, Inc.	900	23,355
Credit Agricole SA (France)	2,144	26,540
Danske Bank A/S (Denmark)	1,292	39,088
DBS Group Holdings Ltd. (Singapore)	3,407	40,648
DNB ASA (Norway)	1,833	27,211
Enterprise Financial Services Corp.	2,200	94,600
Erste Group Bank AG (Austria)*	554	16,197
Farmers National Banc Corp.	1,200	17,040
FCB Financial Holdings, Inc. (Class A Stock)*	1,300	62,010
Fidelity Southern Corp.	1,700	40,239
Financial Institutions, Inc.	3,400	116,280
First Bancorp	1,200	32,568
First Busey Corp.	1,700	52,326
First Citizens BancShares, Inc. (Class A Stock)	310	110,050
First Community Bancshares, Inc.	1,600	48,224
First Financial Bancorp	3,100	88,195
First Financial Corp.	1,400	73,920
First Interstate BancSystem, Inc. (Class A Stock)	900	38,295
First Merchants Corp.	900	33,885
Fukuoka Financial Group, Inc. (Japan)	1,700	7,539
Fulton Financial Corp.	1,800	33,840
Great Southern Bancorp, Inc.	800	43,720
Hachijuni Bank Ltd. (The) (Japan)	800	4,629
Hancock Holding Co.	3,000	129,300
Hang Seng Bank Ltd. (Hong Kong)	1,500	27,817
Hanmi Financial Corp.	2,400	83,760
HarborOne Bancorp, Inc.*	500	9,670
Heartland Financial USA, Inc.	1,900	91,200
Hilltop Holdings, Inc.	7,600	226,480
Hiroshima Bank Ltd. (The) (Japan)	1,000	4,660
HSBC Holdings PLC (United Kingdom)	38,428	310,063
Independent Bank Corp./MI	2,100	45,570
Independent Bank Group, Inc.	900	56,160
ING Groep NV-CVA (Netherlands)	7,399	104,169
International Bancshares Corp.	1,700	69,360
Intesa Sanpaolo SpA (Italy)	24,284	61,515
Intesa Sanpaolo SpA-RSP (Italy)	1,491	3,492
Japan Post Bank Co. Ltd. (Japan)	800	9,587
JPMorgan Chase & Co.	66,430	5,732,245
KBC Groep NV (Belgium)	484	29,905
Kyushu Financial Group, Inc. (Japan)	1,000	6,776
Lloyds Banking Group PLC (United Kingdom)	122,566	94,116
MainSource Financial Group, Inc.	1,000	34,400
Mebuki Financial Group, Inc. (Japan)	1,404	5,189
Mediobanca SpA (Italy)	1,171	9,537
MidWestOne Financial Group, Inc.	400	15,040

Mitsubishi UFJ Financial Group, Inc. (Japan)	24,300	149,866
Mizrahi Tefahot Bank Ltd. (Israel)	326	4,761
Mizuho Financial Group, Inc. (Japan)	46,060	82,656
National Australia Bank Ltd. (Australia)	5,247	115,899
National Bank Holdings Corp.	1,400	44,646
Natixis SA (France)	1,762	9,923
Nordea Bank AB (Sweden)	5,796	64,223
OFG Bancorp (Puerto Rico)	3,400	44,540
Old Second Bancorp, Inc.	1,600	17,680
Opus Bank	2,400	72,120
Oversea-Chinese Banking Corp. Ltd. (Singapore)	6,027	37,016
Pacific Continental Corp.	400	8,740
Peapack Gladstone Financial Corp.	2,200	67,936
Peoples BanCorp, Inc.	1,100	35,706
PNC Financial Services Group, Inc. (The)	21,000	2,456,160
Popular, Inc. (Puerto Rico)	11,500	503,930
Preferred Bank	500	26,210
QCR Holdings, Inc.	1,200	51,960
Raiffeisen Bank International AG (Austria)*	280	5,104
Republic Bancorp, Inc. (Class A Stock)	500	19,770
Resona Holdings, Inc. (Japan)	4,200	21,525
Royal Bank of Scotland Group PLC (United Kingdom)*	7,070	19,536
Seven Bank Ltd. (Japan)	1,200	3,431
Shinsei Bank Ltd. (Japan)	3,200	5,355
Shizuoka Bank Ltd. (The) (Japan)	1,100	9,232
Simmons First National Corp. (Class A Stock)	300	18,645
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,849	29,773
Societe Generale SA (France)	1,464	72,010
Standard Chartered PLC (United Kingdom)*	6,285	51,254
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,567	97,759
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	618	22,111
Suruga Bank Ltd. (Japan)	400	8,931
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,913	40,346
Swedbank AB (Sweden) (Class A Stock)	1,768	42,599
Umpqua Holdings Corp.	1,300	24,414
UniCredit SpA (Italy)	9,673	27,778
Union Bankshares Corp.	2,200	78,628
United Community Banks, Inc.	4,400	130,328
United Overseas Bank Ltd. (Singapore)	2,504	35,178
Wells Fargo & Co.	31,741	1,749,247
West Bancorporation, Inc.	600	14,820
Westpac Banking Corp. (Australia)	6,572	154,271
Wintrust Financial Corp.	1,200	87,084
Yamaguchi Financial Group, Inc. (Japan)	400	4,355

		25,051,958

Beverages — 1.0%
Anheuser-Busch InBev SA/NV (Belgium)	1,454	153,898
Asahi Group Holdings Ltd. (Japan)	750	23,614
Carlsberg A/S (Denmark) (Class B Stock)	214	18,432
Coca-Cola Amatil Ltd. (Australia)	1,132	8,256
Coca-Cola European Partners PLC (United Kingdom)	407	12,845
Coca-Cola HBC AG (Switzerland)*	342	7,447
Diageo PLC (United Kingdom)	4,804	124,664
Dr. Pepper Snapple Group, Inc.	16,700	1,514,189
Heineken Holding NV (Netherlands)	189	13,143
Heineken NV (Netherlands)	432	32,373
Kirin Holdings Co. Ltd. (Japan)	1,600	25,970
National Beverage Corp.	1,100	56,188
PepsiCo, Inc.	29,900	3,128,437

Pernod Ricard SA (France)	413	44,695
Remy Cointreau SA (France)	40	3,409
Suntory Beverage & Food Ltd. (Japan)	300	12,426
Treasury Wine Estates Ltd. (Australia)	1,368	10,524

		5,190,510

Biotechnology — 1.9%
AbbVie, Inc.	3,800	237,956
Acorda Therapeutics, Inc.*	800	15,040
Actelion Ltd. (Switzerland)*	193	41,709
AMAG Pharmaceuticals, Inc.*(b)	4,400	153,120
Amgen, Inc.	16,600	2,427,086
Applied Genetic Technologies Corp.*	3,600	33,660
Biogen, Inc.*	3,900	1,105,962
BioSpecifics Technologies Corp.*	1,900	105,830
Celgene Corp.*	21,500	2,488,625
Chimerix, Inc.*	10,100	46,460
Concert Pharmaceuticals, Inc.*	3,200	32,928
CSL Ltd. (Australia)	872	63,063
Exelixis, Inc.*	9,000	134,190
FibroGen, Inc.*	7,100	151,940
Genmab A/S (Denmark)*	107	17,725
Genomic Health, Inc.*	4,700	138,133
Gilead Sciences, Inc.	29,000	2,076,690
Grifols SA (Spain)	581	11,534
ImmunoGen, Inc.*(b)	3,100	6,324
PDL BioPharma, Inc.	9,000	19,080
Shire PLC	1,718	98,097
Spectrum Pharmaceuticals, Inc.*	4,700	20,821
Vanda Pharmaceuticals, Inc.*	9,000	143,550

		9,569,523

Building Products — 0.2%
American Woodmark Corp.*	800	60,200
Armstrong World Industries, Inc.*	3,500	146,300
Asahi Glass Co. Ltd. (Japan)	1,900	12,891
Assa Abloy AB (Sweden) (Class B Stock)	1,880	34,787
Cie de Saint-Gobain (France)	950	44,192
Continental Building Products, Inc.*	5,200	120,120
Daikin Industries Ltd. (Japan)	450	41,224
Geberit AG (Switzerland)	73	29,226
Gibraltar Industries, Inc.*	1,000	41,650
LIXIL Group Corp. (Japan)	500	11,332
Patrick Industries, Inc.*	900	68,670
TOTO Ltd. (Japan)	250	9,875
Universal Forest Products, Inc.	1,800	183,924

		804,391

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	1,959	16,946
Aberdeen Asset Management PLC (United Kingdom)	1,874	5,925
Ameriprise Financial, Inc.	4,300	477,042
Associated Capital Group, Inc. (Class A Stock)	500	16,425
ASX Ltd. (Australia)	375	13,434
BlackRock, Inc.	1,500	570,810
Credit Suisse Group AG (Switzerland)*	3,788	54,135
Daiwa Securities Group, Inc. (Japan)	3,000	18,473
Deutsche Bank AG (Germany)*	2,690	48,795
Deutsche Boerse AG (Germany)*	362	29,458
Evercore Partners, Inc. (Class A Stock)	900	61,830

Gain Capital Holdings, Inc.	3,300	21,714
GAMCO Investors, Inc. (Class A Stock)	600	18,534
Goldman Sachs Group, Inc. (The)	12,915	3,092,497
Hargreaves Lansdown PLC (United Kingdom)	491	7,306
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,200	51,741
Houlihan Lokey, Inc.	400	12,448
INTL FCStone, Inc.*	1,300	51,480
Investec PLC (South Africa)	1,252	8,211
Japan Exchange Group, Inc. (Japan)	1,000	14,262
Julius Baer Group Ltd. (Switzerland)*	418	18,518
KCG Holdings, Inc. (Class A Stock)*	4,700	62,275
London Stock Exchange Group PLC (United Kingdom)	588	21,016
Macquarie Group Ltd. (Australia)	575	36,019
NEX Group PLC (United Kingdom)	634	3,631
Nomura Holdings, Inc. (Japan)	7,100	41,976
Partners Group Holding AG (Switzerland)	34	15,917
Piper Jaffray Cos.*	900	65,250
Raymond James Financial, Inc.	18,100	1,253,787
SBI Holdings, Inc. (Japan)	480	6,099
Schroders PLC (United Kingdom)	241	8,852
Singapore Exchange Ltd. (Singapore)	1,600	7,890
State Street Corp.	11,800	917,096
Tullett Prebon PLC (United Kingdom)	518	2,757
UBS Group AG (Switzerland)	6,979	109,120
Westwood Holdings Group, Inc.	400	23,996

		7,185,665

Chemicals — 1.2%
AdvanSix, Inc.*	804	17,801
Air Liquide SA (France)	742	82,510
Air Water, Inc. (Japan)	300	5,404
Akzo Nobel NV (Netherlands)	466	29,119
Arkema SA (France)	127	12,414
Asahi Kasei Corp. (Japan)	2,300	20,013
BASF SE (Germany)	1,752	162,370
Celanese Corp. Series A	9,700	763,778
Chase Corp.	100	8,355
Chemours Co. (The)	8,000	176,720
Chr Hansen Holding A/S (Denmark)	186	10,287
Covestro AG (Germany), 144A	126	8,624
Croda International PLC (United Kingdom)	272	10,698
Daicel Corp. (Japan)	600	6,596
EMS-Chemie Holding AG (Switzerland)	16	8,125
Evonik Industries AG (Germany)	300	8,943
Frutarom Industries Ltd. (Israel)	73	3,726
GCP Applied Technologies, Inc.*	5,800	155,150
Givaudan SA (Switzerland)	18	32,943
Hitachi Chemical Co. Ltd. (Japan)	200	4,989
Incitec Pivot Ltd. (Australia)	3,496	9,046
Innophos Holdings, Inc.	300	15,678
Israel Chemicals Ltd. (Israel)	996	4,066
Johnson Matthey PLC (United Kingdom)	352	13,773
JSR Corp. (Japan)	350	5,509
K+S AG (Germany)	354	8,433
Kaneka Corp. (Japan)	500	4,067
Kansai Paint Co. Ltd. (Japan)	400	7,357
Koninklijke DSM NV (Netherlands)	354	21,214
Koppers Holdings, Inc.*	2,400	96,720
Kuraray Co. Ltd. (Japan)	700	10,497
LANXESS AG (Germany)	175	11,460

Linde AG (Germany)	355	58,234
LyondellBasell Industries NV (Class A Stock)	19,900	1,707,022
Mitsubishi Chemical Holdings Corp. (Japan)	2,500	16,164
Mitsubishi Gas Chemical Co., Inc. (Japan)	450	7,668
Mitsui Chemicals, Inc. (Japan)	2,600	11,649
Nippon Paint Holdings Co. Ltd. (Japan)	300	8,143
Nissan Chemical Industries Ltd. (Japan)	200	6,667
Nitto Denko Corp. (Japan)	300	22,968
Novozymes A/S (Denmark) (Class B Stock)	432	14,866
Orica Ltd. (Australia)	716	9,100
PolyOne Corp.	300	9,612
PPG Industries, Inc.	9,100	862,316
Shin-Etsu Chemical Co. Ltd. (Japan)	700	54,172
Sika AG (Switzerland)	5	23,989
Solvay SA (Belgium)	139	16,250
Stepan Co.	500	40,740
Sumitomo Chemical Co. Ltd. (Japan)	2,800	13,273
Symrise AG (Germany)	225	13,671
Syngenta AG (Switzerland)	177	69,933
Taiyo Nippon Sanso Corp. (Japan)	300	3,466
Teijin Ltd. (Japan)	380	7,678
Toray Industries, Inc. (Japan)	2,800	22,612
Trinseo SA	2,800	166,040
Umicore SA (Belgium)	172	9,785
Westlake Chemical Corp.	20,300	1,136,597
Yara International ASA (Norway)	318	12,510

		6,061,510

Commercial Services & Supplies — 0.2%
Babcock International Group PLC (United Kingdom)	446	5,231
Brambles Ltd. (Australia)	2,975	26,549
Brink’s Co. (The)	3,900	160,875
Dai Nippon Printing Co. Ltd. (Japan)	1,100	10,853
Deluxe Corp.	1,600	114,576
Edenred (France)	375	7,425
Ennis, Inc.	2,900	50,315
G4S PLC (United Kingdom)	3,243	9,374
Herman Miller, Inc.	2,000	68,400
ISS A/S (Denmark)	338	11,392
Knoll, Inc.	5,400	150,822
Park24 Co. Ltd. (Japan)	200	5,416
Secom Co. Ltd. (Japan)	400	29,226
Securitas AB (Sweden) (Class B Stock)	587	9,208
Societe BIC SA (France)	55	7,473
Sohgo Security Services Co. Ltd. (Japan)	100	3,838
Steelcase, Inc. (Class A Stock)	9,700	173,630
Toppan Printing Co. Ltd. (Japan)	1,100	10,489
West Corp.	4,800	118,848

		973,940

Communications Equipment — 0.7%
Bel Fuse, Inc. (Class B Stock)	700	21,630
Black Box Corp.	700	10,675
Cisco Systems, Inc.	54,266	1,639,919
CommScope Holding Co., Inc.*	7,700	286,440
Extreme Networks, Inc.*	3,200	16,096
F5 Networks, Inc.*	6,300	911,736
Ixia*	5,600	90,160
Juniper Networks, Inc.	6,400	180,864
NETGEAR, Inc.*	3,200	173,920

Nokia OYJ (Finland)	11,183	53,636
Plantronics, Inc.	2,900	158,804
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	5,758	33,747

		3,577,627

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	393	12,402
Argan, Inc.	1,700	119,935
Boskalis Westminster (Netherlands)	165	5,724
Bouygues SA (France)	377	13,496
CIMIC Group Ltd. (Australia)	169	4,252
Comfort Systems USA, Inc.	700	23,310
Eiffage SA (France)	122	8,497
EMCOR Group, Inc.	3,300	233,508
Ferrovial SA (Spain)	944	16,836
Hochtief AG (Germany)	37	5,166
JGC Corp. (Japan)	400	7,247
Kajima Corp. (Japan)	1,600	11,051
KBR, Inc.	20,500	342,145
MasTec, Inc.*	2,000	76,500
Obayashi Corp. (Japan)	1,200	11,457
Shimizu Corp. (Japan)	1,200	10,954
Skanska AB (Sweden) (Class B Stock)	638	15,021
Taisei Corp. (Japan)	1,900	13,268
Vinci SA (France)	966	65,712

		996,481

Construction Materials
Boral Ltd. (Australia)	2,058	8,012
CRH PLC (Ireland)	1,575	54,326
Fletcher Building Ltd. (New Zealand)	1,286	9,449
HeidelbergCement AG (Germany)	284	26,435
Imerys SA (France)	75	5,682
James Hardie Industries PLC (Ireland)	843	13,307
LafargeHolcim Ltd. (Switzerland)*	885	46,455
Taiheiyo Cement Corp. (Japan)	2,500	7,882
United States Lime & Minerals, Inc.	500	37,875

		209,423

Consumer Finance — 0.5%
Acom Co. Ltd. (Japan)*	700	3,057
AEON Financial Service Co. Ltd. (Japan)	200	3,542
Credit Saison Co. Ltd. (Japan)	300	5,339
Discover Financial Services	10,800	778,572
Encore Capital Group, Inc.*(b)	1,000	28,650
Enova International, Inc.*	4,100	51,455
Nelnet, Inc. (Class A Stock)	2,400	121,800
Provident Financial PLC (United Kingdom)	277	9,687
Synchrony Financial	47,700	1,730,079

		2,732,181

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	2,172	23,377
Greif, Inc. (Class A Stock)	3,400	174,454
Owens-Illinois, Inc.*	26,800	466,588
Packaging Corp. of America	4,400	373,208
Toyo Seikan Group Holdings Ltd. (Japan)	300	5,579

		1,043,206

Distributors
Jardine Cycle & Carriage Ltd. (Singapore)	200	5,680

Diversified Consumer Services — 0.1%
American Public Education, Inc.*	1,300	31,915
Benesse Holdings, Inc. (Japan)	150	4,121
Capella Education Co.	1,000	87,800
Grand Canyon Education, Inc.*	2,900	169,505

		293,341

Diversified Financial Services — 0.6%
AMP Ltd. (Australia)	5,554	20,144
Berkshire Hathaway, Inc. (Class B Stock)*	18,800	3,064,024
Challenger Ltd. (Australia)	1,072	8,662
Eurazeo SA (France)	66	3,859
EXOR NV (Netherlands)	227	9,763
First Pacific Co. Ltd. (Hong Kong)	4,000	2,790
Groupe Bruxelles Lambert SA (Belgium)	151	12,651
Industrivarden AB (Sweden) (Class C Stock)	317	5,895
Investor AB (Sweden) (Class B Stock)	854	31,820
Kinnevik AB (Sweden) (Class B Stock)	478	11,417
L E Lundbergforetagen AB (Sweden)	73	4,469
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	4,642
ORIX Corp. (Japan)	2,540	39,533
Pargesa Holding SA (Switzerland)	80	5,200
Wendel SA (France)	54	6,498

		3,231,367

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	106,874	4,545,351
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	3,777	7,164
BT Group PLC (United Kingdom)	16,101	72,685
Deutsche Telekom AG (Germany)	6,247	107,181
Elisa OYJ (Finland)	302	9,803
HKT Trust & HKT Ltd. (Hong Kong)	4,720	5,781
IDT Corp. (Class B Stock)	1,400	25,956
Iliad SA (France)	54	10,371
Inmarsat PLC (United Kingdom)	788	7,291
Koninklijke KPN NV (Netherlands)	6,408	18,949
Nippon Telegraph & Telephone Corp. (Japan)	1,300	54,724
Orange SA (France)	3,807	57,729
PCCW Ltd. (Hong Kong)	7,400	4,000
Proximus SADP (Belgium)	275	7,905
SFR Group SA (France)*	209	5,892
Singapore Telecommunications Ltd. (Singapore)	15,000	37,627
Spark New Zealand Ltd. (New Zealand)	3,547	8,393
Swisscom AG (Switzerland)	49	21,903
TDC A/S (Denmark)*	1,587	8,136
Telecom Italia SpA (Italy)*	18,993	16,770
Telecom Italia SpA-RSP (Italy)*	10,793	7,834
Telefonica Deutschland Holding AG (Germany)	1,276	5,454
Telefonica SA (Spain)	8,885	82,030
Telenor ASA (Norway)	1,486	22,181
TeliaSonera AB (Sweden)	4,946	19,869
Telstra Corp. Ltd. (Australia)	8,027	29,497
TPG Telecom Ltd. (Australia)	611	3,000
Verizon Communications, Inc.	77,050	4,112,929
Vocus Communications Ltd. (Australia)	927	2,582

		9,318,987

Electric Utilities — 1.4%
American Electric Power Co., Inc.	27,200	1,712,512
AusNet Services (Australia)	4,251	4,839
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,300	10,325
Chubu Electric Power Co., Inc. (Japan)	1,200	16,698
Chugoku Electric Power Co., Inc. (The) (Japan)	600	7,023
CLP Holdings Ltd. (Hong Kong)	3,000	27,513
Contact Energy Ltd. (New Zealand)	1,594	5,155
DONG Energy A/S (Denmark), 144A*	160	6,052
Duke Energy Corp.	25,700	1,994,834
EDP — Energias de Portugal SA (Portugal)	4,217	12,835
El Paso Electric Co.	1,400	65,100
Electricite de France SA (France)	455	4,630
Endesa SA (Spain)	596	12,604
Enel SpA (Italy)	14,559	63,997
Exelon Corp.	31,200	1,107,288
FirstEnergy Corp.	19,100	591,527
Fortum OYJ (Finland)	833	12,733
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong), 144A	6,000	4,946
Hokuriku Electric Power Co. (Japan)	300	3,356
Iberdrola SA (Spain)	10,337	67,686
Kansai Electric Power Co., Inc. (The) (Japan)*	1,400	15,262
Kyushu Electric Power Co., Inc. (Japan)	800	8,667
Mercury NZ Ltd. (New Zealand)	1,083	2,225
Portland General Electric Co.	1,400	60,662
Power Assets Holdings Ltd. (Hong Kong)	2,500	21,993
PPL Corp.	39,700	1,351,785
Red Electrica Corp. SA (Spain)	812	15,298
SSE PLC (United Kingdom)	1,890	36,088
Terna Rete Elettrica Nazionale SpA (Italy)	2,745	12,554
Tohoku Electric Power Co., Inc. (Japan)	900	11,345
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	2,800	11,269

		7,278,801

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)*	3,592	75,582
Allied Motion Technologies, Inc.	400	8,556
AZZ, Inc.	800	51,120
Babcock & Wilcox Enterprises, Inc.*	14,150	234,749
Emerson Electric Co.	13,800	769,350
EnerSys, Inc.	2,500	195,250
Fuji Electric Co. Ltd. (Japan)	1,000	5,164
Legrand SA (France)	501	28,424
Mabuchi Motor Co. Ltd. (Japan)	100	5,196
Mitsubishi Electric Corp. (Japan)	3,500	48,682
Nidec Corp. (Japan)	450	38,741
OSRAM Licht AG (Germany)	174	9,112
Prysmian SpA (Italy)	383	9,816
Schneider Electric SE (France)	1,073	74,540
Vestas Wind Systems A/S (Denmark)	423	27,395

		1,581,677

Electronic Equipment, Instruments & Components — 0.2%
Alps Electric Co. Ltd. (Japan)	400	9,611
Anixter International, Inc.*	900	72,945
ePlus, Inc.*	600	69,120
Hamamatsu Photonics KK (Japan)	300	7,880
Hexagon AB (Sweden) (Class B Stock)	517	18,413
Hirose Electric Co. Ltd. (Japan)	52	6,431
Hitachi High-Technologies Corp. (Japan)	150	6,033
Hitachi Ltd. (Japan)	8,800	47,451

Ingenico Group SA (France)	117	9,335
Insight Enterprises, Inc.*	2,600	105,144
Itron, Inc.*	2,300	144,555
Keyence Corp. (Japan)	85	58,161
Kyocera Corp. (Japan)	600	29,748
Murata Manufacturing Co. Ltd. (Japan)	350	46,738
Nippon Electric Glass Co. Ltd. (Japan)	900	4,856
Omron Corp. (Japan)	400	15,286
PC Connection, Inc.	1,900	53,371
Sanmina Corp.*	6,100	223,565
ScanSource, Inc.*	500	20,175
Shimadzu Corp. (Japan)	500	7,944
SYNNEX Corp.	1,700	205,734
TDK Corp. (Japan)	250	17,142
Tech Data Corp.*	500	42,340
Yaskawa Electric Corp. (Japan)	500	7,752
Yokogawa Electric Corp. (Japan)	400	5,775

		1,235,505

Energy Equipment & Services — 0.3%
Archrock, Inc.	2,400	31,680
Ensco PLC (Class A Stock)	117,600	1,143,072
Matrix Service Co.*	2,400	54,480
McDermott International, Inc.*(b)	17,700	130,803
Petrofac Ltd. (United Kingdom)	519	5,554
Saipem SpA (Italy)*	11,091	6,203
Technip SA (France)	213	15,173
Tenaris SA (Luxembourg)	858	15,316
Unit Corp.*	4,800	128,976

		1,531,257

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Assets Trust, Inc.	3,500	150,780
Apple Hospitality REIT, Inc.	5,800	115,884
Ascendas Real Estate Investment Trust (Singapore)	4,000	6,254
Ashford Hospitality Trust, Inc.	12,800	99,328
British Land Co. PLC (The) (United Kingdom)	1,781	13,821
Brixmor Property Group, Inc.	10,200	249,084
CapitaLand Commercial Trust (Singapore)	4,000	4,075
CapitaLand Mall Trust (Singapore)	4,700	6,096
Chatham Lodging Trust	5,000	102,750
Chesapeake Lodging Trust	6,200	160,332
CoreCivic, Inc.	15,500	379,130
Crown Castle International Corp.	18,000	1,561,860
Daiwa House REIT Investment Corp. (Japan)	3	7,605
Dexus Property Group (Australia)	1,946	13,500
DiamondRock Hospitality Co.	6,200	71,486
First Potomac Realty Trust	1,500	16,455
Fonciere Des Regions (France)	71	6,191
Forest City Realty Trust, Inc. (Class A Stock)	34,600	721,064
Franklin Street Properties Corp.	11,400	147,744
Gecina SA (France)	85	11,740
General Growth Properties, Inc.	10,500	262,290
GEO Group, Inc. (The)	6,700	240,731
Goodman Group (Australia)	3,336	17,132
GPT Group (The) (Australia)	3,611	13,092
Hammerson PLC (United Kingdom)	1,610	11,347
ICADE (France)	67	4,775
InfraREIT, Inc.	4,600	82,386
Intu Properties PLC (United Kingdom)	1,709	5,919

Japan Prime Realty Investment Corp. (Japan)	2	7,891
Japan Real Estate Investment Corp. (Japan)	2	10,923
Japan Retail Fund Investment Corp. (Japan)	5	10,136
Kite Realty Group Trust	3,400	79,832
Klepierre (France)	443	17,383
Land Securities Group PLC (United Kingdom)	1,483	19,482
Lexington Realty Trust	6,800	73,440
Link REIT (Hong Kong)	4,500	29,174
Mirvac Group (Australia)	6,944	10,664
Nexpoint Residential Trust, Inc.	2,100	46,914
Nippon Building Fund, Inc. (Japan)	3	16,631
Nippon Prologis REIT, Inc. (Japan)	3	6,135
Nomura Real Estate Master Fund, Inc. (Japan)	8	12,108
NorthStar Realty Finance Corp.	2,200	33,330
Prologis, Inc.	21,900	1,156,101
RLJ Lodging Trust	5,000	122,450
Ryman Hospitality Properties, Inc.	3,100	195,331
Scentre Group (Australia)	9,988	33,435
Segro PLC (United Kingdom)	1,718	9,717
Simon Property Group, Inc.	2,100	373,107
Stockland (Australia)	4,619	15,260
Summit Hotel Properties, Inc.	10,900	174,727
Suntec Real Estate Investment Trust (Singapore)	4,000	4,552
Unibail-Rodamco SE (France)	193	45,993
United Urban Investment Corp. (Japan)	6	9,153
VEREIT, Inc.	46,100	390,006
Vicinity Centres (Australia)	6,128	13,215
Westfield Corp. (Australia)	3,830	25,896
WP Carey, Inc.	2,100	124,089
Xenia Hotels & Resorts, Inc.	8,400	163,128

		7,713,054

Food & Staples Retailing — 1.3%
Aeon Co. Ltd. (Japan)	1,300	18,374
Carrefour SA (France)	1,082	26,050
Casino Guichard Perrachon SA (France)	107	5,127
Colruyt SA (Belgium)	134	6,623
CVS Health Corp.	2,100	165,711
Distribuidora Internacional de Alimentacion SA (Spain)	1,105	5,420
FamilyMart UNY Holdings Co. Ltd. (Japan)	200	13,308
ICA Gruppen AB (Sweden)	166	5,053
Ingles Markets, Inc. (Class A Stock)	2,200	105,820
J Sainsbury PLC (United Kingdom)	3,021	9,285
Jeronimo Martins SGPS SA (Portugal)	494	7,662
Koninklijke Ahold Delhaize NV (Netherlands)	2,454	51,689
Kroger Co. (The)	44,700	1,542,597
Lawson, Inc. (Japan)	100	7,019
METRO AG (Germany)	337	11,201
Seven & i Holdings Co. Ltd. (Japan)	1,450	55,142
SpartanNash Co.	2,300	90,942
Sundrug Co. Ltd. (Japan)	100	6,914
SUPERVALU, Inc.*	5,300	24,751
Tesco PLC (United Kingdom)*	15,333	39,096
Tsuruha Holdings, Inc. (Japan)	100	9,464
Village Super Market, Inc. (Class A Stock)	900	27,810
Wal-Mart Stores, Inc.	36,900	2,550,528
Walgreens Boots Alliance, Inc.	19,100	1,580,716
Wesfarmers Ltd. (Australia)	2,149	65,226
WM Morrison Supermarkets PLC (United Kingdom)	4,161	11,818

Woolworths Ltd. (Australia)	2,451	42,544

6,485,890

Food Products — 1.4%
Advancepierre Foods Holdings, Inc.	1,500	44,670
Ajinomoto Co., Inc. (Japan)	1,100	22,135
Archer-Daniels-Midland Co.	9,600	438,240
Aryzta AG (Switzerland)*	173	7,608
Associated British Foods PLC (United Kingdom)	673	22,709
Barry Callebaut AG (Switzerland)*	4	4,887
Bunge Ltd.	8,500	614,040
Calbee, Inc. (Japan)	200	6,256
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	10,349
ConAgra Foods, Inc.	28,400	1,123,220
Danone SA (France)	1,126	71,252
Fresh Del Monte Produce, Inc.	2,700	163,701
General Mills, Inc.	23,100	1,426,887
Golden Agri-Resources Ltd. (Singapore)	16,600	4,915
J.M. Smucker Co. (The)	5,200	665,912
Kerry Group PLC (Ireland) (Class A Stock)	297	21,217
Kikkoman Corp. (Japan)	300	9,572
Lancaster Colony Corp.	270	38,175
Marine Harvest ASA (Norway)*	735	13,289
MEIJI Holdings Co. Ltd. (Japan)	200	15,646
Nestle SA (Switzerland)	5,938	425,384
NH Foods Ltd. (Japan)	300	8,093
Nisshin Seifun Group, Inc. (Japan)	405	6,068
Nissin Foods Holdings Co. Ltd. (Japan)	100	5,245
Orkla ASA (Norway)	1,529	13,835
Sanderson Farms, Inc.(b)	1,700	160,208
Seaboard Corp.*	8	31,616
Tate & Lyle PLC (United Kingdom)	890	7,745
Toyo Suisan Kaisha Ltd. (Japan)	200	7,236
Tyson Foods, Inc. (Class A Stock)	23,000	1,418,640
WH Group Ltd. (Hong Kong), 144A	15,500	12,494
Wilmar International Ltd. (Singapore)	3,600	8,894
Yakult Honsha Co. Ltd. (Japan)	150	6,940
Yamazaki Baking Co. Ltd. (Japan)	300	5,784

		6,842,862

Gas Utilities — 0.2%
APA Group (Australia)	2,239	13,822
Atmos Energy Corp.	3,600	266,940
Chesapeake Utilities Corp.	1,100	73,645
Enagas SA (Spain)	413	10,467
Gas Natural SDG SA (Spain)	657	12,360
Hong Kong & China Gas Co. Ltd. (Hong Kong)	14,990	26,475
Osaka Gas Co. Ltd. (Japan)	4,400	16,883
Southwest Gas Corp.	2,500	191,550
Toho Gas Co. Ltd. (Japan)	800	6,498
Tokyo Gas Co. Ltd. (Japan)	4,000	18,057
UGI Corp.	13,100	603,648

		1,240,345

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	8,000	307,280
Atrion Corp.	60	30,432
Baxter International, Inc.	32,800	1,454,352
Becton Dickinson and Co.	6,900	1,142,295
Boston Scientific Corp.*	70,200	1,518,426

C.R. Bard, Inc.	2,200	494,252
Cantel Medical Corp.	2,100	165,375
Cochlear Ltd. (Australia)	107	9,444
Coloplast A/S (Denmark) (Class B Stock)	240	16,166
Cyberdyne, Inc. (Japan)*	200	2,820
Danaher Corp.	23,700	1,844,808
Essilor International SA (France)	396	44,680
Exactech, Inc.*	600	16,380
Getinge AB (Sweden) (Class B Stock)	367	5,880
Halyard Health, Inc.*	1,800	66,564
Hologic, Inc.*	33,900	1,360,068
Hoya Corp. (Japan)	800	33,544
ICU Medical, Inc.*	610	89,883
Integra LifeSciences Holdings Corp.*	1,300	111,527
Lemaitre Vascular, Inc.	2,200	55,748
Masimo Corp.*	3,500	235,900
Medtronic PLC	2,100	149,583
NxStage Medical, Inc.*	3,600	94,356
Olympus Corp. (Japan)	580	19,984
OraSure Technologies, Inc.*	1,400	12,292
Orthofix International NV*	2,800	101,304
Smith & Nephew PLC (United Kingdom)	1,740	26,116
Sonova Holding AG (Switzerland)	107	12,946
SurModics, Inc.*	900	22,860
Sysmex Corp. (Japan)	300	17,334
Terumo Corp. (Japan)	700	25,806
William Demant Holding A/S (Denmark)*	205	3,561

		9,491,966

Health Care Providers & Services — 1.5%
Alfresa Holdings Corp. (Japan)	400	6,607
Anthem, Inc.	7,700	1,107,029
CorVel Corp.*	300	10,980
Express Scripts Holding Co.*	26,600	1,829,814
Fresenius Medical Care AG & Co. KGaA (Germany)	411	34,738
Fresenius SE & Co. KGaA (Germany)	783	61,083
Healthscope Ltd. (Australia)	3,777	6,226
Magellan Health, Inc.*	2,100	158,025
McKesson Corp.	4,800	674,160
Mediclinic International PLC (South Africa)	668	6,345
Medipal Holdings Corp. (Japan)	300	4,726
Miraca Holdings, Inc. (Japan)	100	4,473
Molina Healthcare, Inc.*	2,300	124,798
National HealthCare Corp.	1,000	75,790
Ramsay Health Care Ltd. (Australia)	265	13,029
Ryman Healthcare Ltd. (New Zealand)	734	4,133
Sonic Healthcare Ltd. (Australia)	739	11,373
Suzuken Co. Ltd. (Japan)	165	5,389
UnitedHealth Group, Inc.	20,900	3,344,836

		7,483,554

Health Care Technology — 0.2%
Cerner Corp.*	15,100	715,287
Cotiviti Holdings, Inc.*	2,700	92,880
HMS Holdings Corp.*	7,200	130,752
M3, Inc. (Japan)	400	10,056

		948,975

Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	313	11,660

Aristocrat Leisure Ltd. (Australia)	1,016	11,335
Biglari Holdings, Inc.*	110	52,052
Bloomin’ Brands, Inc.	8,300	149,649
Bojangles’, Inc.*	700	13,055
Boyd Gaming Corp.*	1,200	24,204
Carnival PLC	357	18,089
Churchill Downs, Inc.	820	123,369
Compass Group PLC (United Kingdom)	3,141	58,051
Crown Resorts Ltd. (Australia)	735	6,126
Darden Restaurants, Inc.	5,300	385,416
Domino’s Pizza Enterprises Ltd. (Australia)	109	5,097
Extended Stay America, Inc.	56,000	904,400
Flight Centre Travel Group Ltd. (Australia)	85	1,916
Galaxy Entertainment Group Ltd. (Hong Kong)	4,400	19,057
Genting Singapore PLC (Singapore)	12,000	7,469
InterContinental Hotels Group PLC (United Kingdom)	361	16,142
International Game Technology PLC	10,100	257,752
International Speedway Corp. (Class A Stock)	400	14,720
Marcus Corp. (The)	1,000	31,500
McDonald’s Corp.	21,868	2,661,773
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	5,232
Melco Crown Entertainment Ltd. (Hong Kong), ADR	338	5,374
Merlin Entertainments PLC (United Kingdom), 144A	1,367	7,547
MGM China Holdings Ltd. (Macau)	1,600	3,305
Monarch Casino & Resort, Inc.*	500	12,890
Oriental Land Co. Ltd. (Japan)	400	22,577
Paddy Power Betfair PLC (Ireland)	153	16,280
Papa John’s International, Inc.	1,100	94,138
Ruth’s Hospitality Group, Inc.	2,500	45,750
Sands China Ltd. (Hong Kong)	4,800	20,708
Shangri-La Asia Ltd. (Hong Kong)	2,000	2,106
SJM Holdings Ltd. (Hong Kong)	3,000	2,341
Sodexo SA (France)	172	19,748
Tabcorp Holdings Ltd. (Australia)	1,794	6,215
Tatts Group Ltd. (Australia)	2,841	9,155
Texas Roadhouse, Inc.	4,200	202,608
TUI AG (Germany)	965	13,816
Whitbread PLC (United Kingdom)	368	17,119
William Hill PLC (United Kingdom)	1,603	5,725
Wynn Macau Ltd. (Macau)	2,900	4,584

		5,290,050

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	1,880	10,688
Berkeley Group Holdings PLC (United Kingdom)	279	9,645
Casio Computer Co. Ltd. (Japan)	400	5,637
Century Communities, Inc.*	500	10,500
D.R. Horton, Inc.	49,000	1,339,170
Electrolux AB (Sweden) Series B	444	10,994
Flexsteel Industries, Inc.	900	55,503
Husqvarna AB (Sweden) (Class B Stock)	847	6,572
Iida Group Holdings Co. Ltd. (Japan)	300	5,687
iRobot Corp.*	800	46,760
La-Z-Boy, Inc. (Class Z Stock)	4,800	149,040
Lennar Corp. (Class A Stock)	2,700	115,911
NACCO Industries, Inc. (Class A Stock)	400	36,220
Nikon Corp. (Japan)	700	10,871
Panasonic Corp. (Japan)	4,100	41,583
Persimmon PLC (United Kingdom)	597	13,025
Rinnai Corp. (Japan)	70	5,632

SEB SA (France)	43	5,827
Sekisui Chemical Co. Ltd. (Japan)	800	12,735
Sekisui House Ltd. (Japan)	1,200	19,937
Sharp Corp. (Japan)*	2,800	6,479
Sony Corp. (Japan)	2,400	67,061
Taylor Morrison Home Corp. (Class A Stock)*	4,300	82,818
Taylor Wimpey PLC (United Kingdom)	6,355	11,986
Techtronic Industries Co. Ltd. (Hong Kong)	2,500	8,946
TRI Pointe Group, Inc.*	4,800	55,104

		2,144,331

Household Products — 0.6%
Colgate-Palmolive Co.	28,600	1,871,584
Henkel AG & Co. KGaA (Germany)	203	21,127
Kimberly-Clark Corp.	4,800	547,776
Procter & Gamble Co. (The)	7,475	628,498
Reckitt Benckiser Group PLC (United Kingdom)	1,207	102,243
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,138	32,031
Unicharm Corp. (Japan)	800	17,472

		3,220,731

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	72,000	836,640
Atlantica Yield PLC (Spain)	2,700	52,245
Electric Power Development Co. Ltd. (Japan)	300	6,885
Meridian Energy Ltd. (New Zealand)	2,404	4,337
Ormat Technologies, Inc.	1,800	96,516

		996,623

Industrial Conglomerates — 1.1%
3M Co.	7,900	1,410,703
Carlisle Cos., Inc.	5,300	584,537
CK Hutchison Holdings Ltd. (Hong Kong)	5,357	60,472
DCC PLC (United Kingdom)	177	13,157
General Electric Co.	41,570	1,313,612
Honeywell International, Inc.	17,700	2,050,545
Jardine Matheson Holdings Ltd. (Hong Kong)	500	27,625
Keihan Holdings Co. Ltd. (Japan)	1,000	6,559
Keppel Corp. Ltd. (Singapore)	2,700	10,746
Koninklijke Philips NV (Netherlands)	1,810	55,335
NWS Holdings Ltd. (Hong Kong)	2,900	4,714
Seibu Holdings, Inc. (Japan)	300	5,371
Sembcorp Industries Ltd. (Singapore)	2,300	4,511
Siemens AG (Germany)	1,460	178,763
Smiths Group PLC (United Kingdom)	732	12,742
Toshiba Corp. (Japan)*	7,700	18,600

		5,757,992

Insurance — 1.4%
Admiral Group PLC (United Kingdom)	440	9,895
Aegon NV (Netherlands)	3,452	18,964
Aflac, Inc.	20,300	1,412,880
Ageas (Belgium)	374	14,783
AIA Group Ltd. (Hong Kong)	22,900	128,282
Alleghany Corp.*	300	182,436
Allianz SE (Germany)	872	143,913
Allstate Corp. (The)	22,900	1,697,348
American Equity Investment Life Holding Co.	9,000	202,860
American Financial Group, Inc.	1,300	114,556
Aon PLC	1,000	111,530

Assicurazioni Generali SpA (Italy)	2,195	32,535
Aviva PLC (United Kingdom)	7,892	47,010
AXA SA (France)	3,700	93,273
Baloise Holding AG (Switzerland)	92	11,577
CNP Assurances (France)	354	6,552
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	2,027	33,702
Direct Line Insurance Group PLC (United Kingdom)	2,579	11,737
FBL Financial Group, Inc. (Class A Stock)	700	54,705
Gjensidige Forsikring ASA (Norway)	423	6,706
Hannover Rueck SE (Germany)	113	12,207
Hanover Insurance Group, Inc. (The)	2,100	191,121
Insurance Australia Group Ltd. (Australia)	4,536	19,561
Japan Post Holdings Co. Ltd. (Japan)	900	11,206
Kinsale Capital Group, Inc.	1,800	61,218
Legal & General Group PLC (United Kingdom)	11,160	33,998
Mapfre SA (Spain)	2,259	6,881
Medibank Pvt Ltd. (Australia)	5,681	11,542
MetLife, Inc.	2,600	140,114
MS&AD Insurance Group Holdings, Inc. (Japan)	990	30,658
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	308	58,175
National General Holdings Corp.	4,000	99,960
National Western Life Group, Inc. (Class A Stock)	130	40,404
NN Group NV (Netherlands)	594	20,108
Old Mutual PLC (United Kingdom)	9,643	24,590
Poste Italiane SpA (Italy), 144A	927	6,147
Prudential PLC (United Kingdom)	4,921	98,211
QBE Insurance Group Ltd. (Australia)	2,677	23,918
RSA Insurance Group PLC (United Kingdom)	1,969	14,199
Sampo OYJ (Finland) (Class A Stock)	839	37,506
SCOR SE (France)	290	10,008
Selective Insurance Group, Inc.	200	8,610
Sompo Holdings, Inc. (Japan)	675	22,796
Sony Financial Holdings, Inc. (Japan)	300	4,677
St. James’s Place PLC (United Kingdom)	964	12,025
Standard Life PLC (United Kingdom)	3,958	18,125
Suncorp Group Ltd. (Australia)	2,385	23,223
Swiss Life Holding AG (Switzerland)*	60	16,949
Swiss Re AG (Switzerland)	626	59,228
T&D Holdings, Inc. (Japan)	1,100	14,517
Tokio Marine Holdings, Inc. (Japan)	1,300	53,226
Tryg A/S (Denmark)	267	4,822
UnipolSai SpA (Italy)	2,596	5,537
United Insurance Holdings Corp.	1,100	16,654
Unum Group	10,100	443,693
XL Group Ltd. (Bermuda)	24,900	927,774
Zurich Insurance Group AG (Switzerland)*	287	78,873

		6,997,705

Internet & Direct Marketing Retail — 0.9%
1-800-Flowers.com, Inc. (Class A Stock)*	2,200	23,540
Amazon.com, Inc.*	2,400	1,799,688
FTD Cos., Inc.*	4,300	102,512
HSN, Inc.	2,600	89,180
Liberty Interactive Corp. QVC Group (Class A Stock)*	8,500	169,830
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	4,400	66,220
Netflix, Inc.*	16,200	2,005,560
Nutrisystem, Inc.	700	24,255
Rakuten, Inc. (Japan)	1,910	18,714
Start Today Co. Ltd. (Japan)	300	5,168

Zalando SE (Germany), 144A*	157	5,981

4,310,648

Internet Software & Services — 2.7%
Alphabet, Inc. (Class A Stock)*	4,000	3,169,800
Alphabet, Inc. (Class C Stock)*	5,615	4,333,769
Auto Trader Group PLC (United Kingdom), 144A	1,777	8,934
Bankrate, Inc.*	11,400	125,970
Bazaarvoice, Inc.*	3,700	17,945
Dena Co. Ltd. (Japan)	200	4,371
EarthLink Holdings Corp.	1,400	7,896
eBay, Inc.*	12,400	368,156
Endurance International Group Holdings, Inc.*	1,500	13,950
Facebook, Inc. (Class A Stock)*	42,600	4,901,130
j2 Global, Inc.	2,500	204,500
Kakaku.com, Inc. (Japan)	300	4,957
LogMeIn, Inc.	1,000	96,550
Mixi, Inc. (Japan)	100	3,644
NIC, Inc.	5,600	133,840
RetailMeNot, Inc.*	5,400	50,220
Shutterstock, Inc.*	600	28,512
United Internet AG (Germany)	254	9,912
Yahoo Japan Corp. (Japan)	2,656	10,172

		13,494,228

IT Services — 1.7%
Accenture PLC (Class A Stock)	18,700	2,190,331
Amadeus IT Holding SA (Spain) (Class A Stock)	823	37,326
Atos SE (France)	165	17,391
Booz Allen Hamilton Holding Corp.	8,500	306,595
CACI International, Inc. (Class A Stock)*	1,200	149,160
Capgemini SA (France)	317	26,707
Cardtronics PLC (Class A Stock)*	3,500	190,995
Cognizant Technology Solutions Corp. (Class A Stock)*	31,600	1,770,548
Computershare Ltd. (Australia)	941	8,443
CoreLogic, Inc.*	5,500	202,565
DST Systems, Inc.	3,000	321,450
First Data Corp. (Class A Stock)*	9,200	130,548
Fiserv, Inc.*	1,900	201,932
Fujitsu Ltd. (Japan)	3,500	19,381
Hackett Group, Inc. (The)	1,700	30,022
Mastercard, Inc. (Class A Stock)	23,900	2,467,675
Nomura Research Institute Ltd. (Japan)	242	7,355
NTT Data Corp. (Japan)	229	11,063
Obic Co. Ltd. (Japan)	100	4,362
Otsuka Corp. (Japan)	90	4,198
Science Applications International Corp.	1,400	118,720
Sykes Enterprises, Inc.*	2,900	83,694
Travelport Worldwide Ltd.	4,000	56,400
Worldpay Group PLC (United Kingdom), 144A	3,330	11,056

		8,367,917

Leisure Products
Bandai Namco Holdings, Inc. (Japan)	400	11,010
Johnson Outdoors, Inc. (Class A Stock)	500	19,845
Sankyo Co. Ltd. (Japan)	50	1,612
Sega Sammy Holdings, Inc. (Japan)	400	5,944
Shimano, Inc. (Japan)	100	15,663
Smith & Wesson Holding Corp.*(b)	5,700	120,156
Yamaha Corp. (Japan)	300	9,148

		183,378

Life Sciences Tools & Services — 0.4%
Eurofins Scientific SE (Luxembourg)	21	8,947
Lonza Group AG (Switzerland)*	99	17,110
PRA Health Sciences, Inc.*	3,100	170,872
QIAGEN NV*	415	11,630
Thermo Fisher Scientific, Inc.	11,200	1,580,320

		1,788,879

Machinery — 1.4%
Alamo Group, Inc.	200	15,220
Alfa Laval AB (Sweden)	630	10,392
Alstom SA (France)*	324	8,910
Amada Holdings Co. Ltd. (Japan)	600	6,684
ANDRITZ AG (Austria)	139	6,966
Atlas Copco AB (Sweden) (Class A Stock)	1,311	39,771
Atlas Copco AB (Sweden) (Class B Stock)	734	19,956
CNH Industrial NV (United Kingdom)	1,917	16,634
Cummins, Inc.	2,600	355,342
FANUC Corp. (Japan)	390	65,245
Fortive Corp.	28,100	1,507,003
GEA Group AG (Germany)	349	14,006
Global Brass & Copper Holdings, Inc.	3,100	106,330
Harsco Corp.	9,200	125,120
Hino Motors Ltd. (Japan)	500	5,080
Hitachi Construction Machinery Co. Ltd. (Japan)	200	4,324
Hoshizaki Corp. (Japan)	100	7,917
IHI Corp. (Japan)*	2,700	6,993
Illinois Tool Works, Inc.	5,900	722,514
IMI PLC (United Kingdom)	481	6,151
Ingersoll-Rand PLC	20,100	1,508,304
JTEKT Corp. (Japan)	400	6,378
Kadant, Inc.	1,200	73,440
Kawasaki Heavy Industries Ltd. (Japan)	2,600	8,138
Komatsu Ltd. (Japan)	1,800	40,770
Kone OYJ (Finland) (Class B Stock)	632	28,240
Kubota Corp. (Japan)	2,000	28,502
Kurita Water Industries Ltd. (Japan)	200	4,400
Lydall, Inc.*	2,500	154,625
Makita Corp. (Japan)	200	13,364
MAN SE (Germany)	66	6,551
Metso OYJ (Finland)	227	6,458
Minebea Co. Ltd. (Japan)	600	5,599
Mitsubishi Heavy Industries Ltd. (Japan)	6,000	27,276
Mueller Industries, Inc.	3,400	135,864
Nabtesco Corp. (Japan)	200	4,636
NGK Insulators Ltd. (Japan)	500	9,678
NSK Ltd. (Japan)	800	9,240
Rexnord Corp.*	5,700	111,663
Sandvik AB (Sweden)	2,084	25,708
Schindler Holding AG (Switzerland)	40	6,982
Schindler Holding AG (Switzerland) (Part. Cert.)	78	13,737
SKF AB (Sweden) (Class B Stock)	730	13,385
SMC Corp. (Japan)	100	23,793
SPX Corp.*	2,800	66,416
Stanley Black & Decker, Inc.	11,800	1,353,342
Sumitomo Heavy Industries Ltd. (Japan)	1,200	7,705
Supreme Industries, Inc. (Class A Stock)	1,700	26,690

THK Co. Ltd. (Japan)	250	5,521
Volvo AB (Sweden) (Class B Stock)	2,892	33,669
Wabash National Corp.*	4,600	72,772
Wartsila OYJ Abp (Finland)	287	12,868
Weir Group PLC (The) (United Kingdom)	444	10,318
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,700	1,514
Zardoya Otis SA (Spain)	359	3,030

		6,911,134

Marine
A.P. Moeller — Maersk A/S (Denmark) (Class A Stock)	7	10,564
A.P. Moeller — Maersk A/S (Denmark) (Class B Stock)	12	19,128
Kuehne + Nagel International AG (Switzerland)	100	13,200
Matson, Inc.	3,600	127,404
Mitsui OSK Lines Ltd. (Japan)	2,200	6,072
Nippon Yusen K.K. (Japan)	2,900	5,370

		181,738

Media — 1.3%
Altice NV (Netherlands) (Class A Stock)*	755	14,941
Altice NV (Netherlands) (Class B Stock)*	266	5,293
Axel Springer SE (Germany)	71	3,443
CBS Corp.	18,400	1,170,608
Cinemark Holdings, Inc.	12,800	491,008
Comcast Corp. (Class A Stock)	26,600	1,836,730
Dentsu, Inc. (Japan)	400	18,809
Discovery Communications, Inc. (Class C Stock)*	8,300	222,274
Eutelsat Communications SA (France)	301	5,821
Hakuhodo DY Holdings, Inc. (Japan)	460	5,664
ITV PLC (United Kingdom)	7,198	18,276
JCDecaux SA (France)	120	3,528
Lagardere SCA (France)	229	6,356
Liberty Media Group (Class C Stock)*	400	12,532
New Media Investment Group, Inc.	5,200	83,148
Pearson PLC (United Kingdom)	1,496	15,010
Publicis Groupe SA (France)	356	24,530
REA Group Ltd. (Australia)	123	4,888
RTL Group SA (Luxembourg)	70	5,128
Schibsted ASA (Norway) (Class A Stock)	119	2,724
Schibsted ASA (Norway) (Class B Stock)	194	4,106
SES SA (Luxembourg)	736	16,194
Singapore Press Holdings Ltd. (Singapore)	3,000	7,296
Sky PLC (United Kingdom)	1,935	23,590
TEGNA, Inc.	31,900	682,341
Telenet Group Holding NV (Belgium)*	110	6,097
Time, Inc.	4,800	85,680
Toho Co. Ltd. (Japan)	200	5,642
Townsquare Media, Inc.*	2,100	21,861
Tronc, Inc.	1,000	13,870
Twenty-First Century Fox, Inc. (Class A Stock)	14,100	395,364
Twenty-First Century Fox, Inc. (Class B Stock)	40,200	1,095,450
Vivendi SA (France)	1,964	37,251
Walt Disney Co. (The)	3,100	323,082
WPP PLC (United Kingdom)	2,422	53,898

		6,722,433

Metals & Mining — 0.7%
Alumina Ltd. (Australia)	4,251	5,559
Anglo American PLC (United Kingdom)*	2,733	38,614
Antofagasta PLC (Chile)	866	7,170

ArcelorMittal (Luxembourg)*	3,450	25,349
BHP Billiton Ltd. (Australia)	6,128	109,782
BHP Billiton PLC (Australia)	4,030	64,170
Boliden AB (Sweden)	513	13,325
Coeur Mining, Inc.*	9,000	81,810
Fortescue Metals Group Ltd. (Australia)	2,835	11,848
Fresnillo PLC (Mexico)	403	5,986
Glencore PLC (Switzerland)*	23,346	78,884
Hitachi Metals Ltd. (Japan)	400	5,385
JFE Holdings, Inc. (Japan)	1,000	15,122
Kobe Steel Ltd. (Japan)*	610	5,800
Maruichi Steel Tube Ltd. (Japan)	100	3,250
Mitsubishi Materials Corp. (Japan)	210	6,423
Newcrest Mining Ltd. (Australia)	1,471	21,093
Newmont Mining Corp.	42,500	1,447,975
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,517	33,600
Norsk Hydro ASA (Norway)	2,673	12,758
Nucor Corp.	1,400	83,328
Randgold Resources Ltd. (United Kingdom)	170	13,061
Rio Tinto Ltd. (United Kingdom)	796	34,102
Rio Tinto PLC (United Kingdom)	2,360	90,101
South32 Ltd. (Australia)	10,167	20,014
Steel Dynamics, Inc.	30,000	1,067,400
Sumitomo Metal Mining Co. Ltd. (Japan)	900	11,482
thyssenkrupp AG (Germany)	690	16,391
voestalpine AG (Austria)	201	7,860
Worthington Industries, Inc.	3,900	185,016

		3,522,658

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AG Mortgage Investment Trust, Inc.	1,400	23,954
Ares Commercial Real Estate Corp.	2,900	39,817
Chimera Investment Corp.	23,800	405,076
Invesco Mortgage Capital, Inc.	10,900	159,140
Ladder Capital Corp.	5,036	69,094
PennyMac Mortgage Investment Trust	5,800	94,946
Redwood Trust, Inc.	3,100	47,151
Resource Capital Corp.	2,750	22,907

		862,085

Multiline Retail — 0.6%
Don Quijote Holdings Co. Ltd. (Japan)	200	7,381
Harvey Norman Holdings Ltd. (Australia)	1,203	4,457
Isetan Mitsukoshi Holdings Ltd. (Japan)	700	7,537
J. Front Retailing Co. Ltd. (Japan)	450	6,059
Kohl’s Corp.	15,100	745,638
Macy’s, Inc.	40,500	1,450,305
Marks & Spencer Group PLC (United Kingdom)	3,045	13,117
Marui Group Co. Ltd. (Japan)	400	5,828
Next PLC (United Kingdom)	267	16,379
Ryohin Keikaku Co. Ltd. (Japan)	50	9,787
Takashimaya Co. Ltd. (Japan)	1,000	8,232
Target Corp.	13,800	996,774

		3,271,494

Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	1,266	20,143
Centrica PLC (United Kingdom)	10,168	29,284
DUET Group (Australia)	4,564	9,013
E.ON SE (Germany)	3,754	26,409

Engie SA (France)	2,741	34,890
Innogy SE (Germany), 144A*	261	9,069
National Grid PLC (United Kingdom)	7,183	83,925
NorthWestern Corp.	800	45,496
Public Service Enterprise Group, Inc.	38,000	1,667,440
RWE AG (Germany)*	918	11,391
Suez (France)	578	8,517
Unitil Corp.	300	13,602
Veolia Environnement SA (France)	914	15,531

		1,974,710

Oil, Gas & Consumable Fuels — 4.0%
Adams Resources & Energy, Inc.	300	11,895
Anadarko Petroleum Corp.	20,900	1,457,357
BP PLC (United Kingdom)	35,840	224,483
Caltex Australia Ltd. (Australia)	492	10,787
Chevron Corp.	9,200	1,082,840
ConocoPhillips	44,600	2,236,244
Contango Oil & Gas Co.*	3,100	28,954
Devon Energy Corp.	15,300	698,751
Energen Corp.*	10,800	622,836
Eni SpA (Italy)	4,854	78,689
EOG Resources, Inc.	16,300	1,647,930
Evolution Petroleum Corp.	2,000	20,000
Exxon Mobil Corp.	40,754	3,678,456
Galp Energia SGPS SA (Portugal)	956	14,252
Idemitsu Kosan Co. Ltd. (Japan)	140	3,714
Inpex Corp. (Japan)	1,781	17,803
JX Holdings, Inc. (Japan)	3,810	16,099
Kinder Morgan, Inc.	83,200	1,723,072
Koninklijke Vopak NV (Netherlands)	138	6,511
Lundin Petroleum AB (Sweden)*	327	7,087
Neste OYJ (Finland)	239	9,146
Newfield Exploration Co.*	34,100	1,381,050
Noble Energy, Inc.	4,400	167,464
Oil Search Ltd. (Australia)	2,571	13,232
OMV AG (Austria)	281	9,906
Origin Energy Ltd. (Australia)	3,498	16,550
Panhandle Oil and Gas, Inc. (Class A Stock)	1,600	37,680
Phillips 66	21,700	1,875,097
Repsol SA (Spain)	2,080	29,231
REX American Resources Corp.*	1,500	148,125
Rice Energy, Inc.*	16,200	345,870
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	8,539	235,708
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	7,147	205,348
RSP Permian, Inc.*	2,500	111,550
Santos Ltd. (Australia)	2,965	8,541
Scorpio Tankers, Inc. (Monaco)	14,800	67,044
Showa Shell Sekiyu KK (Japan)	400	3,716
Snam SpA (Italy)	4,630	19,043
Statoil ASA (Norway)	2,153	39,296
Tesoro Corp.	6,400	559,680
TonenGeneral Sekiyu KK (Japan)	500	5,265
TOTAL SA (France)	4,298	220,454
Valero Energy Corp.	3,300	225,456
Westmoreland Coal Co.*	2,500	44,175
Williams Cos., Inc. (The)	22,100	688,194
Woodside Petroleum Ltd. (Australia)	1,447	32,410

		20,086,991

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	1,000	65,550
KapStone Paper and Packaging Corp.	3,600	79,380
Mondi PLC (South Africa)	674	13,765
Oji Holdings Corp. (Japan)	1,500	6,100
Schweitzer-Mauduit International, Inc.	900	40,977
Stora Enso OYJ (Finland) (Class R Stock)	1,033	11,050
UPM-Kymmene OYJ (Finland)	996	24,358

		241,180

Personal Products — 0.1%
Avon Products, Inc.*	30,000	151,200
Beiersdorf AG (Germany)	203	17,196
Kao Corp. (Japan)	950	44,968
Kose Corp. (Japan)	100	8,291
L’Oreal SA (France)	481	87,670
Medifast, Inc.	500	20,815
Shiseido Co. Ltd. (Japan)	700	17,692
Unilever NV-CVA (United Kingdom)	3,108	127,673
Unilever PLC (United Kingdom)	2,449	99,038
USANA Health Sciences, Inc.*	780	47,736

		622,279

Pharmaceuticals — 2.7%
Allergan PLC*	11,500	2,415,115
Astellas Pharma, Inc. (Japan)	4,100	56,881
AstraZeneca PLC (United Kingdom)	2,413	131,769
Bayer AG (Germany)	1,578	164,402
Bristol-Myers Squibb Co.	2,000	116,880
Catalent, Inc.*	5,300	142,888
Chugai Pharmaceutical Co. Ltd. (Japan)	500	14,342
Daiichi Sankyo Co. Ltd. (Japan)	1,100	22,461
Eisai Co. Ltd. (Japan)	500	28,654
Galenica AG (Switzerland)	7	7,888
GlaxoSmithKline PLC (United Kingdom)	9,301	178,659
Heska Corp.*	2,400	171,840
Hikma Pharmaceuticals PLC (Jordan)	255	5,944
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	4,995
Jazz Pharmaceuticals PLC*	6,000	654,180
Johnson & Johnson	39,800	4,585,358
Kyowa Hakko Kirin Co. Ltd. (Japan)	500	6,897
Mallinckrodt PLC*	19,600	976,472
Merck & Co., Inc.	1,600	94,192
Merck KGaA (Germany)	242	25,197
Mitsubishi Tanabe Pharma Corp. (Japan)	400	7,832
Novartis AG (Switzerland)	4,261	309,875
Novo Nordisk A/S (Denmark) (Class B Stock)	3,648	130,862
Ono Pharmaceutical Co. Ltd. (Japan)	800	17,436
Orion OYJ (Finland) (Class B Stock)	214	9,508
Otsuka Holdings Co. Ltd. (Japan)	700	30,492
Pfizer, Inc.	75,619	2,456,105
Prestige Brands Holdings, Inc.*	3,100	161,510
Roche Holding AG (Switzerland)	1,341	305,684
Sanofi (France)	2,214	179,036
Santen Pharmaceutical Co. Ltd. (Japan)	750	9,151
Shionogi & Co. Ltd. (Japan)	600	28,676
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	700	9,485
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	5,149
Supernus Pharmaceuticals, Inc.*	4,600	116,150
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	30	2,487
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	58,081

Taro Pharmaceutical Industries Ltd.*	27	2,842
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,742	63,148
UCB SA (Belgium)	254	16,251

		13,724,774

Professional Services — 0.1%
Adecco Group AG (Switzerland)	332	21,672
Bureau Veritas SA (France)	496	9,600
Capita PLC (United Kingdom)	1,210	7,912
Experian PLC (Ireland)	1,801	34,870
ICF International, Inc.*	600	33,120
Insperity, Inc.	2,100	148,995
Intertek Group PLC (United Kingdom)	294	12,600
Mistras Group, Inc.*	700	17,976
Randstad Holding NV (Netherlands)	221	11,971
Recruit Holdings Co. Ltd. (Japan)	700	28,053
RELX NV (United Kingdom)	1,917	32,244
RELX PLC (United Kingdom)	2,105	37,512
SEEK Ltd. (Australia)	633	6,780
SGS SA (Switzerland)	10	20,318
Wolters Kluwer NV (Netherlands)	578	20,906

		444,529

Real Estate Management & Development — 0.3%
Aeon Mall Co. Ltd. (Japan)	220	3,092
Azrieli Group Ltd. (Israel)	75	3,255
CapitaLand Ltd. (Singapore)	4,700	9,767
Cheung Kong Property Holdings Ltd. (Hong Kong)	5,357	32,715
City Developments Ltd. (Singapore)	700	3,995
Daito Trust Construction Co. Ltd. (Japan)	100	15,034
Daiwa House Industry Co. Ltd. (Japan)	1,100	29,997
Deutsche Wohnen AG (Germany)	664	20,827
Global Logistic Properties Ltd. (Singapore)	4,600	6,965
Hang Lung Group Ltd. (Hong Kong)	2,000	6,940
Hang Lung Properties Ltd. (Hong Kong)	4,000	8,435
Henderson Land Development Co. Ltd. (Hong Kong)	2,173	11,517
Hongkong Land Holdings Ltd. (Hong Kong)	2,200	13,926
Hulic Co. Ltd. (Japan)	700	6,211
Hysan Development Co. Ltd. (Hong Kong)	1,400	5,774
Jones Lang LaSalle, Inc.	7,700	778,008
Kerry Properties Ltd. (Hong Kong)	1,500	4,056
LendLease Group (Australia)	1,038	10,908
Marcus & Millichap, Inc.*	2,900	77,488
Mitsubishi Estate Co. Ltd. (Japan)	2,300	45,689
Mitsui Fudosan Co. Ltd. (Japan)	1,700	39,356
New World Development Co. Ltd. (Hong Kong)	10,800	11,379
Nomura Real Estate Holdings, Inc. (Japan)	300	5,091
RMR Group, Inc. (The) (Class A Stock)	600	23,700
Sino Land Co. Ltd. (Hong Kong)	5,300	7,902
Sumitomo Realty & Development Co. Ltd. (Japan)	690	18,318
Sun Hung Kai Properties Ltd. (Hong Kong)	2,600	32,740
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	9,516
Swire Properties Ltd. (Hong Kong)	2,000	5,506
Swiss Prime Site AG (Switzerland)*	138	11,292
Tokyo Tatemono Co. Ltd. (Japan)	350	4,673
Tokyu Fudosan Holdings Corp. (Japan)	1,000	5,890
UOL Group Ltd. (Singapore)	754	3,108
Vonovia SE (Germany)	874	28,376
Wharf Holdings Ltd. (The) (Hong Kong)	2,400	15,897
Wheelock & Co. Ltd. (Hong Kong)	1,400	7,857

		1,325,200

Road & Rail — 0.2%
Aurizon Holdings Ltd. (Australia)	3,945	14,343
Central Japan Railway Co. (Japan)	263	43,182
ComfortDelGro Corp. Ltd. (Singapore)	4,300	7,307
CSX Corp.	4,600	165,278
DSV A/S (Denmark)	356	15,810
East Japan Railway Co. (Japan)	600	51,731
Hankyu Hanshin Holdings, Inc. (Japan)	500	16,010
Keikyu Corp. (Japan)	1,000	11,583
Keio Corp. (Japan)	1,100	9,036
Keisei Electric Railway Co. Ltd. (Japan)	250	6,054
Kintetsu Group Holdings Co. Ltd. (Japan)	3,500	13,337
Landstar System, Inc.	1,900	162,070
MTR Corp. Ltd. (Hong Kong)	3,000	14,545
Nagoya Railroad Co. Ltd. (Japan)	2,000	9,656
Nippon Express Co. Ltd. (Japan)	1,600	8,591
Odakyu Electric Railway Co. Ltd. (Japan)	550	10,868
Roadrunner Transportation Systems, Inc.*	4,000	41,560
Tobu Railway Co. Ltd. (Japan)	1,900	9,419
Tokyu Corp. (Japan)	2,100	15,410
Union Pacific Corp.	1,100	114,048
West Japan Railway Co. (Japan)	300	18,377

		758,215

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Energy Industries, Inc.*	3,900	213,525
Alpha & Omega Semiconductor Ltd.*	4,500	95,715
Amkor Technology, Inc.*	7,700	81,235
Applied Materials, Inc.	56,200	1,813,574
ASM Pacific Technology Ltd. (Hong Kong)	600	6,345
ASML Holding NV (Netherlands)	703	78,786
Entegris, Inc.*	9,600	171,840
Infineon Technologies AG (Germany)	2,216	38,331
Intel Corp.	94,000	3,409,380
IXYS Corp.	1,400	16,660
Monolithic Power Systems, Inc.	200	16,386
NeoPhotonics Corp.*	1,900	20,539
NXP Semiconductors NV (Netherlands)*	563	55,180
Power Integrations, Inc.	800	54,280
QUALCOMM, Inc.	39,500	2,575,400
Rohm Co. Ltd. (Japan)	200	11,475
Semtech Corp.*	5,800	182,990
STMicroelectronics NV (Switzerland)	1,268	14,372
Tessera Holding Corp.	4,400	194,480
Texas Instruments, Inc.	31,000	2,262,070
Tokyo Electron Ltd. (Japan)	250	23,512

		11,336,075

Software — 2.6%
Adobe Systems, Inc.*	18,000	1,853,100
Aspen Technology, Inc.*	3,800	207,784
Barracuda Networks, Inc.*	3,100	66,433
Check Point Software Technologies Ltd. (Israel)*	242	20,439
Citrix Systems, Inc.*	8,400	750,204
Dassault Systemes SA (France)	238	18,116
Electronic Arts, Inc.*	7,700	606,452
Fair Isaac Corp.	1,600	190,752

Gemalto NV (Netherlands)	144	8,316
Globant SA*(b)	3,600	120,060
Intuit, Inc.	14,600	1,673,306
Konami Holdings Corp. (Japan)	200	8,072
Line Corp. (Japan)*	100	3,414
Microsoft Corp.	74,513	4,630,238
MicroStrategy, Inc. (Class A Stock)*	320	63,168
Mobileye NV*	353	13,456
Nexon Co. Ltd. (Japan)	300	4,335
Nice Ltd. (Israel)	114	7,822
Nintendo Co. Ltd. (Japan)	200	41,575
Oracle Corp.	70,700	2,718,415
Oracle Corp. Japan (Japan)	100	5,030
Progress Software Corp.	1,600	51,088
QAD, Inc.	800	24,320
Sage Group PLC (The) (United Kingdom)	2,085	16,807
SAP SE (Germany)	1,875	162,198
Silver Spring Networks, Inc.*	700	9,317
Trend Micro, Inc. (Japan)	200	7,099
Varonis Systems, Inc.*	700	18,760

		13,300,076

Specialty Retail — 1.7%
ABC-Mart, Inc. (Japan)	100	5,657
American Eagle Outfitters, Inc.	4,600	69,782
Bed Bath & Beyond, Inc.	10,500	426,720
Best Buy Co., Inc.	29,900	1,275,833
Burlington Stores, Inc.*	2,200	186,450
Citi Trends, Inc.	1,400	26,376
Dixons Carphone PLC (United Kingdom)	1,720	7,512
Dufry AG (Switzerland)*	95	11,825
Express, Inc.*	10,600	114,056
Fast Retailing Co. Ltd. (Japan)	100	35,703
Francesca’s Holdings Corp.*	8,700	156,861
GameStop Corp. (Class A Stock)	13,800	348,588
GNC Holdings, Inc. (Class A Stock)	11,500	126,960
Haverty Furniture Cos., Inc.	500	11,850
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,816	50,342
Home Depot, Inc. (The)	25,900	3,472,672
Industria de Diseno Textil SA (Spain)	2,081	70,891
Kingfisher PLC (United Kingdom)	4,263	18,367
Murphy USA, Inc.*	1,000	61,470
Nitori Holdings Co. Ltd. (Japan)	150	17,102
Penske Automotive Group, Inc.(b)	3,600	186,624
Ross Stores, Inc.	24,400	1,600,640
Tilly’s, Inc. (Class A Stock)*	5,600	73,864
USS Co. Ltd. (Japan)	400	6,354
Yamada Denki Co. Ltd. (Japan)	1,360	7,323

		8,369,822

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	60,700	7,030,274
Brother Industries Ltd. (Japan)	500	8,989
Canon, Inc. (Japan)	2,050	57,732
FUJIFILM Holdings Corp. (Japan)	800	30,293
Hewlett Packard Enterprise Co.	76,200	1,763,268
HP, Inc.	63,500	942,340
Konica Minolta, Inc. (Japan)	800	7,929
NCR Corp.*	3,500	141,960
NEC Corp. (Japan)	5,100	13,489

Ricoh Co. Ltd. (Japan)	1,300	10,982
Seiko Epson Corp. (Japan)	600	12,667
Super Micro Computer, Inc.*	4,300	120,615

		10,140,538

Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	360	56,779
Asics Corp. (Japan)	300	5,978
Burberry Group PLC (United Kingdom)	807	14,872
Christian Dior SE (France)	101	21,161
Cie Financiere Richemont SA (Switzerland)	996	65,826
Culp, Inc.	1,200	44,580
Hermes International (France)	52	21,331
HUGO BOSS AG (Germany)	118	7,204
Kering (France)	148	33,197
Li & Fung Ltd. (Hong Kong)	11,000	4,821
Luxottica Group SpA (Italy)	339	18,220
LVMH Moet Hennessy Louis Vuitton SE (France)	533	101,628
Pandora A/S (Denmark)	209	27,283
Skechers U.S.A., Inc. (Class A Stock)*	5,200	127,816
Swatch Group AG (The) (Switzerland) (Bearer Shares)	63	19,553
Swatch Group AG (The) (Switzerland) (Registered Shares)	99	6,042
Unifi, Inc.*	300	9,789
Wolverine World Wide, Inc.	6,900	151,455
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,500	5,437

		742,972

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.*	1,900	61,503
Flagstar Bancorp, Inc.*	4,600	123,924
HomeStreet, Inc.*	800	25,280
MGIC Investment Corp.*	13,400	136,546
PennyMac Financial Services, Inc. (Class A Stock)*	700	11,655
Radian Group, Inc.	5,600	100,688
Walker & Dunlop, Inc.*	3,800	118,560

		578,156

Tobacco — 0.7%
Altria Group, Inc.	45,600	3,083,472
British American Tobacco PLC (United Kingdom)	3,557	201,596
Imperial Brands PLC (United Kingdom)	1,829	79,709
Japan Tobacco, Inc. (Japan)	2,103	69,028
Swedish Match AB (Sweden)	387	12,279

		3,446,084

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	302	12,566
Applied Industrial Technologies, Inc.	2,700	160,380
Ashtead Group PLC (United Kingdom)	967	18,799
Brenntag AG (Germany)	312	17,294
Bunzl PLC (United Kingdom)	672	17,446
GMS, Inc.*	3,500	102,480
HD Supply Holdings, Inc.*	11,000	467,610
ITOCHU Corp. (Japan)	2,900	38,398
Marubeni Corp. (Japan)	3,200	18,099
MISUMI Group, Inc. (Japan)	500	8,213
Mitsubishi Corp. (Japan)	2,900	61,592
Mitsui & Co. Ltd. (Japan)	3,300	45,218
Rexel SA (France)	550	9,037
Sumitomo Corp. (Japan)	2,300	27,001

Toyota Tsusho Corp. (Japan)	400	10,397
Travis Perkins PLC (United Kingdom)	523	9,349
Wolseley PLC (Switzerland)	473	28,875

		1,052,754

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	1,278	17,856
Aena SA (Spain), 144A	131	17,848
Aeroports de Paris (France)	57	6,104
Atlantia SpA (Italy)	818	19,138
Auckland International Airport Ltd. (New Zealand)	1,775	7,699
Fraport AG Frankfurt Airport Services Worldwide (Germany)	77	4,544
Groupe Eurotunnel SE (France)	826	7,847
Hutchison Port Holdings Trust (Hong Kong)	11,700	5,089
Japan Airport Terminal Co. Ltd. (Japan)	100	3,613
Kamigumi Co. Ltd. (Japan)	400	3,810
Mitsubishi Logistics Corp. (Japan)	200	2,820
SATS Ltd. (Singapore)	1,000	3,346
Sydney Airport (Australia)	2,078	8,969
Transurban Group (Australia)	3,903	29,047

		137,730

Water Utilities
American States Water Co.	1,700	77,452
Severn Trent PLC (United Kingdom)	452	12,353
SJW Corp.	1,900	106,362
United Utilities Group PLC (United Kingdom)	1,242	13,767

		209,934

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	3,530	89,143
Millicom International Cellular SA-SDR (Luxembourg)	113	4,816
NTT DOCOMO, Inc. (Japan)	2,604	59,229
SoftBank Group Corp. (Japan)	1,800	119,113
StarHub Ltd. (Singapore)	1,000	1,936
Tele2 AB (Sweden) (Class B Stock)	718	5,741
Vodafone Group PLC (United Kingdom)	50,769	124,937

		404,915

TOTAL COMMON STOCKS (cost $250,563,003)		307,433,605

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund (cost $596,803)	11,100	640,803

PREFERRED STOCKS — 0.1%
Auto Components
Schaeffler AG (PRFC) (Germany)	295	4,353

Automobiles
Bayerische Motoren Werke AG (PRFC) (Germany)	99	7,561
Porsche Automobil Holding SE (PRFC) (Germany)	281	15,264
Volkswagen AG (PRFC) (Germany)	356	49,810

		72,635

Banks — 0.1%
Citigroup Capital XIII, 7.122%, (Capital security, fixed to floating preferred)(c)	3,000	77,460
State Street Corp., 5.350%, (Capital Security, fixed to floating preferred)(c)	5,000	125,100

		202,560

Chemicals
Fuchs Petrolub SE (PRFC) (Germany)			151	6,326
Household Products
Henkel AG & Co. KGaA (PRFC) (Germany)			348	41,426
Media
ProSiebenSat.1 Media SE (PRFC) (Germany)			435	16,744

TOTAL PREFERRED STOCKS (cost $313,474)				344,044

			Units
RIGHTS*
Biotechnology
Dyax Corporation CVR, expiring 12/31/19(a)(d) (cost $238)			900	999

	Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 9.8%
Agriculture — 0.1%
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	110	126,022
Cargill, Inc., Sr. Unsec’d. Notes, 144A(d)	6.000%	11/27/17	150	156,118
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	245	245,227
Reynolds American, Inc., Gtd. Notes	8.125%	06/23/19	50	57,042

				584,409

Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2016-1, Class AA, Pass-Through Certificates	3.575%	07/15/29	209	209,485
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates	6.703%	12/15/22	7	7,747
Continental Airlines, Inc., Pass-Through Trust, Series 2009-2, Class A, Pass-Through Certificates	7.250%	05/10/21	87	97,570
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%	04/29/26	97	99,620
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%	02/10/24	58	66,716
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%	10/15/20	122	128,980
United Airlines, Inc., Pass-Through Trust, Series 2014-1, Class A, Pass-Through Certificates	4.000%	10/11/27	82	84,017

				694,135

Auto Manufacturers — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	175	166,146
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN	4.389%	01/08/26	200	202,695
General Motors Co., Sr. Unsec’d. Notes	4.875%	10/02/23	155	162,482
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	135	149,240
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	80	91,440
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850%	01/15/21	565	567,396

				1,339,399

Banks — 2.3%
Bank of America Corp., Jr. Sub. Notes	8.125	%(c)	12/29/49	380	394,725
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	275	308,890
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	265	297,785
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%		07/24/23	130	135,798
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	620	644,336
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	365	376,146
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.200%		08/16/23	720	686,942
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	200	202,564
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	12/29/49	280	284,186
Citigroup, Inc., Jr. Sub. Notes	6.125	%(c)	12/29/49	150	155,250
Citigroup, Inc., Jr. Sub. Notes	6.250	%(c)	12/29/49	105	108,045
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	200	198,970
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	200	297,187
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	540	552,447
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	195	198,090
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	220	217,775
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	315	320,898
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(c)	12/29/49	265	267,650
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	50	50,147
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	250	281,054
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	400	419,932
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	275	339,583
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600%		08/02/18	195	196,900
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(c)	12/29/49	300	310,650
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	210	200,442
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	750	734,065
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	150	175,754
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	105	104,624
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	205	218,593
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%		01/13/20	195	212,644
Morgan Stanley, Jr. Sub. Notes	5.450	%(c)	07/29/49	125	123,750
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	45	46,221
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	370	373,739
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	460	460,226
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	285	308,929
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	120	154,220
Morgan Stanley, Sr. Unsec’d. Notes, Series G, GMTN	5.500%		07/28/21	60	66,488
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	1.875%		09/17/18	260	259,872
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	150	157,304
State Street Corp., Jr. Sub. Notes	5.250	%(c)	12/29/49	190	194,275
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	250	251,368
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	130	130,771
Wells Fargo & Co., Sub. Notes, MTN	4.125%		08/15/23	345	356,978

					11,776,213

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%		01/17/43	120	114,157
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	190	199,855

Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	50	54,043

				368,055

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%	06/15/51	374	359,454
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	10	9,498
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	20	23,117

				392,069

Building Materials — 0.1%
Griffon Corp., Gtd. Notes	5.250%	03/01/22	65	65,861
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	90	93,468
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(d)	5.375%	11/15/24	120	123,300

				282,629

Chemicals — 0.1%
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	90	74,278
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	10	10,034
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	67	103,951
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	55	54,550
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	170	163,828
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	100	120,389

				527,030

Commercial Services — 0.3%
Duke University, Unsec’d. Notes	3.299%	10/01/46	130	117,849
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	820	787,746
ERAC USA Finance LLC, Gtd. Notes, 144A(d)	6.375%	10/15/17	296	306,699
ERAC USA Finance LLC, Gtd. Notes, 144A(d)	7.000%	10/15/37	20	25,341
President and Fellows of Harvard College, Unsec’d. Notes	3.300%	07/15/56	270	237,448
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	65	66,869

				1,541,952

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	330	330,175
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	145	148,017
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	120	124,170
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	470	472,613
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	90	90,870
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	90	92,216

				1,258,061

Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	150	152,813
Bear Stearns Cos. LLC (The), Gtd. Notes	6.400%	10/02/17	90	93,235
Bear Stearns Cos. LLC (The), Gtd. Notes	7.250%	02/01/18	220	232,812
GE Capital International Funding Co., Gtd. Notes	2.342%	11/15/20	500	499,762
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	65	66,884
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	5.250%	02/06/12	345	19,838
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	6.875%	05/02/18	100	5,910

Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	90	96,975
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series GG	2.450%	07/15/24	65	63,318
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series NN	3.250%	06/15/25	145	149,781

				1,381,328

Electric — 0.6%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	115	145,992
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	120	149,865
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	150	150,598
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtg.	2.400%	09/01/26	170	159,551
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtg.	6.950%	03/15/33	120	159,793
Dominion Resources, Inc., Jr. Sub. Notes	4.104%	04/01/21	400	416,667
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	200	204,000
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	55	69,374
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	210	195,999
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	135	155,662
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	130	127,794
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	90	95,529
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	180	181,635
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	50	53,078
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	60	74,824
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	30	34,373
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	100	106,715
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	120	119,400
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	35	36,580
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	55	59,375
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	125	154,880
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	105	111,878

				2,963,562

Engineering/Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(d)	5.250%	06/27/29	210	120,750

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	11/01/18	150	155,204

Environmental Control
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	125	127,969

Food — 0.3%
Kellogg Co., Sr. Unsec’d. Notes	3.250%	04/01/26	760	741,891
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	220	206,544
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	60	56,459
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	100	104,910
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875%	11/01/26	140	138,513
Smithfield Foods, Inc., Gtd. Notes	6.625%	08/15/22	250	263,437

				1,511,754

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A(d)	5.400%	11/01/20	40	43,975
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	30	33,691
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	175	222,988

				300,654

Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	10	10,362

NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44	40	42,112
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20	70	76,439

					128,913

Healthcare Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%		11/30/21	465	463,675
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%		12/15/24	65	66,470
Mallinckrodt International Finance SA, Gtd. Notes	3.500%		04/15/18	175	174,781
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	440	453,074
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	174	184,080
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%		09/15/18	605	605,854

					1,947,934

Healthcare Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	3.200%		06/15/26	595	588,615
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	45	45,215
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	30	30,117
Ascension Health, Sr. Unsec’d. Notes	3.945%		11/15/46	245	233,930
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	50	57,475
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	140	162,337
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	175	181,125
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	55	57,200
HCA, Inc., Sr. Sec’d. Notes	4.750%		05/01/23	200	204,750
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	100	104,375
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	20	20,166
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	2.746%		10/01/26	50	47,332
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35	60	65,402
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	60	61,236
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	80	104,645
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.875%		02/15/38	95	129,276

					2,093,196

Home Builders
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	150	151,500

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	100	104,378
Newell Brands, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	300	315,720

					420,098

Insurance — 0.5%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	80	86,298
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	125	123,259
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	160	175,380
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	100	99,350
Chubb Corp. (The), Gtd. Notes	6.375	%(c)	04/15/37	210	197,400
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	105	106,356
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	15	15,845
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		01/15/19	90	96,847
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000%		03/15/34	180	213,724
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	110	129,558
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	22	25,313
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	25	25,356
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	110	144,684

Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	60	73,883
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%	04/30/20	105	115,449
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%	06/15/39	140	206,797
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42	15	15,536
Progressive Corp. (The), Jr. Sub. Notes	6.700%(c)	06/15/67	110	107,525
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	240	311,454
Unum Group, Sr. Unsec’d. Notes	5.625%	09/15/20	50	54,450
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%	08/15/19	90	98,038

				2,422,502

Lodging — 0.3%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	100	106,750
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	455	430,672
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	130	131,088
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	500	533,008
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	60	60,505

				1,262,023

Machinery-Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	125	131,406
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	160	172,732

				304,138

Media — 0.4%
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28	125	160,238
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	215	216,075
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	125	130,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	120	123,600
Charter Communications Operating LLC/Charter Communications Op, Sr. Sec’d. Notes	6.384%	10/23/35	110	125,602
Charter Communications Operating LLC/Charter Communications Op, Sr. Sec’d. Notes	6.484%	10/23/45	172	198,846
Comcast Corp., Gtd. Notes	6.450%	03/15/37	35	45,190
Comcast Corp., Gtd. Notes	6.950%	08/15/37	65	88,654
Historic TW, Inc., Gtd. Notes	9.150%	02/01/23	100	128,245
Time Warner Cable LLC, Sr. Sec’d. Notes	5.850%	05/01/17	310	314,399
Time Warner Cos., Inc., Gtd. Notes	7.250%	10/15/17	160	167,173
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	180	178,978
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	25	28,859
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	30	35,003
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	55	47,680
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	65	59,133
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	150	153,750

				2,201,425

Mining — 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	280	294,319
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	140	156,374
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%(c)	10/19/75	175	189,472
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	110	111,750
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	20	19,635
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%	07/27/35	95	109,715

				881,265

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	160	164,000
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	15	15,132
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	172	190,037
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	100	110,906
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	200	202,750

				682,825

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	180	178,827
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	175	169,430
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22	150	145,614
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%	02/11/20	100	106,394

				600,265

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	200	238,033
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%	03/15/46	40	49,334
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	300	313,854
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	70	75,115
ConocoPhillips Co., Gtd. Notes(b)	4.950%	03/15/26	300	331,201
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950%	04/15/29	150	188,634
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	15	14,735
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	35	36,050
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	200	253,769
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	120	113,644
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	240	247,985
Hess Corp., Sr. Unsec’d. Notes	4.300%	04/01/27	150	149,313
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	140	142,313
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000%	02/15/27	80	77,406
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21	175	178,281
Valero Energy Corp., Sr. Unsec’d. Notes	4.900%	03/15/45	65	64,775

				2,474,442

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	345	361,557

Packaging & Containers — 0.1%
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	550	567,947
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	95	103,126

				671,073

Pharmaceuticals — 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	05/14/26	170	161,743
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	145	143,621
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	235	230,894
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	115	115,135
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	265	262,295
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	75	81,940
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	6.450%	09/15/37	110	142,306
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	210	226,472

Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150%	10/01/26	80	73,754
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%	10/01/46	25	21,421
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	20	19,467

				1,479,048

Pipelines — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%	03/15/35	35	32,709
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	55	55,199
Enterprise Products Operating LLC, Gtd. Notes	3.950%	02/15/27	115	117,805
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	185	186,777
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	205	227,930
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	360	348,398
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375%	10/15/26	165	157,818

				1,126,636

Real Estate
Prologis LP, Gtd. Notes	6.875%	03/15/20	11	12,339

Real Estate Investment Trusts (REITs)
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	30	31,016
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	160	165,854

				196,870

Retail — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	105	117,017
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	35	39,658
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/01/26	85	84,837
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	110	113,338
L Brands, Inc., Gtd. Notes	6.625%	04/01/21	125	140,313
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	60	77,504
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	45	46,090
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	320	325,791
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	170	176,800
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	60	62,324

				1,183,672

Semiconductors
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	200	211,000

Software — 0.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	200	203,479
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	270	279,522
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55	80	75,662
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	145	149,928

				708,591

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	320	308,423
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	45	43,477
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49	33	29,808
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	130	123,164
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	235	222,055
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	200	199,234

AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	4	4,108
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30	50	76,284
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	275	275,514
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500%	11/15/19	40	43,205
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	220	210,961
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	472	443,260
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	65	65,864
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	523	520,261

				2,565,618

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	100	104,800
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	135	171,953
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	170	208,838
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903%	02/15/23	97	96,402
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	20	22,878

				604,871

TOTAL CORPORATE BONDS (cost $49,014,312)				50,016,974

ASSET-BACKED SECURITIES — 5.6%
Collateralized Loan Obligations — 2.9%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.061%(c)	04/20/25	250	249,718
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.343%(c)	10/15/28	250	249,955
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.288%(c)	04/28/26	300	300,629
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2016-8A, Class A1, 144A	2.371%(c)	07/28/28	500	503,161
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.298%(c)	07/16/26	250	250,224
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.420%(c)	10/15/26	250	250,264
Atrium X (Cayman Islands), Series 2015-10A, Class A, 144A	2.000%(c)	07/16/25	250	249,326
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.412%(c)	04/18/27	250	250,091
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.481%(c)	10/20/26	250	251,188
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.412%(c)	07/18/27	750	752,241
Blue Hill CLO (Cayman Islands), Series 2013- 1A, Class A, 144A	2.360%(c)	01/15/26	250	250,401
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.030%(c)	04/17/25	500	499,328
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.318%(c)	10/20/29	250	249,766
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 144A	2.330%(c)	01/20/29	250	250,067
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.431%(c)	04/20/26	350	350,467
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.330%(c)	07/15/26	250	249,626

Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.351%(c)	01/20/26	300	300,581
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.350%(c)	10/15/26	250	250,494
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A(d)	2.031%(c)	04/20/26	400	397,826
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.381%(c)	07/20/27	350	349,540
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	2.162%(c)	10/23/25	750	750,334
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A(d)	2.302%(c)	07/25/26	600	600,991
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	2.202%(c)	08/13/25	300	299,600
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.308%(c)	10/30/27	250	250,054
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.032%(c)	07/22/25	250	250,105
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A(a)	2.406%(c)	01/20/29	750	747,300
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.381%(c)	07/20/27	250	250,448
Regatta VIII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.374%(c)	12/20/28	250	249,893
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.360%(c)	07/17/26	300	300,465
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	2.360%(c)	07/17/26	250	250,393
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.930%(c)	04/15/25	300	299,472
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.556%(c)	08/17/22	250	249,504
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.581%(c)	10/20/23	250	250,399
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.381%(c)	07/20/27	500	500,601
TIAA CLO I Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.581%(c)	07/20/28	250	250,383
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A	2.434%(c)	01/15/29	500	499,637
Trinitas CLO IV Ltd. (Cayman Islands), Series 2016-4A, Class A, 144A	2.632%(c)	04/18/28	500	500,452
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.434%(c)	10/25/28	500	499,887
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.000%(c)	07/15/25	300	300,128
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.020%(c)	04/15/24	300	300,119
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.381%(c)	04/20/26	350	349,697
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.507%(c)	10/20/28	250	251,464

				14,656,219

Non-Residential Mortgage-Backed Securities — 2.4%
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.399%(c)	04/08/19	230	230,700

AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.349	%(c)	10/08/19	416	416,598
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B	1.209	%(c)	11/08/19	200	200,216
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	198,180
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	800	793,914
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	500	493,884
Chase Issuance Trust, Series 2007-C1, Class C1	1.164	%(c)	04/15/19	1,200	1,199,901
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3	1.267	%(c)	12/07/23	900	900,422
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	300	299,151
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	302,561
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	504,182
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	600	598,835
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	400	393,392
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(d)	1.200	%(c)	05/15/20	200	200,087
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A(d)	1.554	%(c)	05/17/21	300	301,580
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	700	694,958
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	500	492,030
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	400	397,361
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.506	%(c)	06/25/65	205	205,823
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	131	131,606
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	500	500,018
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.404	%(c)	12/17/18	16	16,427
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.454	%(c)	12/17/18	55	54,795
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2B	1.354	%(c)	07/15/19	294	294,423
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	183	182,956
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%		09/20/32	254	252,335
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080%		03/21/33	315	318,188
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	377	378,394
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	800	806,320
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	200	200,106
Wells Fargo Dealer Floorplan Master Note Trust, Series 2015-1, Class A	1.239	%(c)	01/20/20	300	300,443

					12,259,786

Residential Mortgage-Backed Securities — 0.3%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.406	%(c)	03/25/33	33	31,237
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	3.767	%(c)	12/26/46	850	846,988
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	3.765	%(c)	07/25/35	57	54,540
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	1.506	%(c)	03/25/34	261	251,789
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.792	%(c)	07/25/34	54	51,448
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.806	%(c)	12/27/33	232	225,690
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.656	%(c)	07/25/32	45	43,654
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	2.031	%(c)	09/25/32	68	65,117
RASC Trust, Series 2004-KS2, Class MI1	4.710	%(c)	03/25/34	22	20,022
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.521	%(c)	02/25/34	123	115,249

					1,705,734

TOTAL ASSET-BACKED SECURITIES (cost $28,506,747)					28,621,739

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.587	%(c)	04/10/49	643	645,837
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.711	%(c)	12/10/49	100	100,867
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	100	100,586
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	420	435,006
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	200	196,805
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	600	614,881
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	200	202,148
COMM Mortgage Trust, Series 2013-CR8, Class A4	3.334%		06/10/46	600	618,300
COMM Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	400	408,423
COMM Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	400	413,133
COMM Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	305,858
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	700	712,695
COMM Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	700	714,953
Csail Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	800	803,951
Deutsche Bank JPMorgan Chase Mortgage Trust, Series 2016-C1, Class A3A	3.015%		05/10/49	800	792,712
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(c)	12/25/23	375	390,630
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(c)	04/25/27	800	801,773
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940	%(c)	11/25/25	500	502,314
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	500	512,902

FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	1,000	1,001,763
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.442	%(c)	05/25/22	2,827	177,881
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.481	%(c)	06/25/22	855	56,223
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.883	%(c)	10/25/22	1,449	59,820
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(c)	02/25/23	800	837,613
FHLMC Multifamily Structured Pass-Through Certificates, Series K030, Class A2	3.250	%(c)	04/25/23	300	312,979
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(c)	07/25/23	400	423,724
FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2	3.010%		07/25/25	1,000	1,011,936
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.369	%(c)	03/25/26	4,665	458,476
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.759	%(c)	05/25/19	2,324	77,490
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.692	%(c)	07/25/19	2,374	80,357
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(c)	05/25/25	300	303,325
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	400	400,270
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	132	134,296
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	200	200,297
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	500	505,560
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	502	512,135
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	200	202,183
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	200	201,802
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	600	613,294
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4	3.372%		10/15/48	700	704,130
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058%		05/15/49	800	786,940
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	1,300	1,229,711
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	200	201,576
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	500	502,900
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	200	201,743
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(c)	05/15/46	903	917,030
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	800	818,201
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A3	3.162%		03/15/59	900	894,928

Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A3	2.834%	06/15/49	800	769,933
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%	11/15/49	1,500	1,422,022

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $25,627,545)				25,294,312

MUNICIPAL BONDS — 0.4%
Alabama
Alabama Economic Settlement Auth. Rev., Taxable BP Settlement, Ser. B (Pre-refunded date 09/15/32)(f)	4.263%	09/15/32	35	35,972

California — 0.2%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs (Pre-refunded date 06/01/46)(f)	6.263%	04/01/49	220	298,874
California Educational Facilities Authority, Stanford Univ., Revenue Bonds, Ser. U-7 (Pre-refunded date 06/01/46)(f)	5.000%	06/01/46	100	128,064
California St., Tax. Var. Purp., GO, BABs (Pre-refunded 04/01/34)(f)	7.500%	04/01/34	15	21,100
California St., GO, BABs (Pre-refunded date 10/01/39)(f)	7.300%	10/01/39	210	296,602

				744,640

Illinois
City of Chicago IL, O’Hare Int’l. Arpt., Revenue Bonds, Ser. B, BABs (Pre-refunded date 01/01/40)(f)	6.395%	01/01/40	160	208,840

New Jersey — 0.1%
New Jersey State Turnpike Auth. Rev., Tax. Issuer Subs., Revenue Bonds, Ser. F, BABs (Pre-refunded date 01/01/40)(f)	7.414%	01/01/40	165	237,688

New York — 0.1%
New York City Trans. Fin. Auth., Tax. Future, Tax. Sec’d. Rev., Ser. C-2, BABs (Pre-refunded date 08/01/36)(f)	5.767%	08/01/36	190	235,064

Ohio
Ohio State University Gen., Revenue Bonds, Taxable, Ser. C, BABs (Pre-refunded date 06/01/40)(f)	4.910%	06/01/40	65	74,366
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs (Pre-refunded date 12/01/34)(f)	4.879%	12/01/34	45	50,642

				125,008

Oregon
Oregon State Department of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, (Pre-refunded date 11/15/34)(f)	5.834%	11/15/34	70	88,138

Pennsylvania
Pennsylvania Turnpike Commission Rev., Ser. B, BABs (Pre-refunded date 12/01/45)(f)	5.511%	12/01/45	80	96,100

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, Revenue Bonds, BABs (Pre-refunded date 07/01/43)(f)	6.731%	07/01/43	160	206,926

Washington
Central Puget Sound Regional Transit Authority, Revenue Bonds, Ser. S-1-Green Bonds (Pre-refunded date 11/01/46)(f)	5.000%	11/01/46	150	190,467

TOTAL MUNICIPAL BONDS (cost $1,751,330)				2,168,843

NON-CORPORATE FOREIGN AGENCIES — 0.6%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%	04/28/21	230	233,501
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%	02/23/27	200	192,000
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	200	198,750
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%	09/15/21	250	241,253
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	100	108,240
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%	10/25/23	200	190,257
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	200	196,000
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	120	123,450
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	170	159,214
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%	03/13/22	70	71,679
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	200	202,403
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	250	249,918
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	200	198,674
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	200	202,607
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%	03/10/21	380	372,919

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,995,054)				2,940,865

SOVEREIGN BONDS — 0.5%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, RegS, EMTN	1.125%	08/03/19	200	196,878
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21	200	209,500
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	90	93,150
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21	280	313,533
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41	120	167,670
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21	200	211,722
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	03/13/20	200	218,279

Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	76	76,182
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	118	107,297
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	100	107,400
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%		03/17/23	160	156,800
Province of Alberta Canada (Canada), Sr. Unsec’d. Notes	1.900%		12/06/19	200	200,306
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26	100	93,285
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140%		02/27/26	135	173,012
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN, RegS	6.125%		01/22/44	50	58,363
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375%		10/26/21	205	199,042
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	190	204,007

TOTAL SOVEREIGN BONDS (cost $2,799,633)					2,786,426

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	26	25,810
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	205	174,402
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.961	%(c)	02/25/35	38	37,620
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	3.063	%(c)	03/25/35	43	38,614
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.167	%(c)	02/25/37	107	102,735
Credit Suisse Mortgage Trust, Series 2016-12R, Class 1A1, 144A(a)	3.239%		02/28/47	590	590,000
Fannie Mae Connecticut Avenue Securities, Series 2014-C014, Class 1M1(g)	2.706	%(c)	11/25/24	117	117,079
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(g)	1.906	%(c)	05/25/25	38	37,777
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(g)	2.906	%(c)	09/25/28	180	181,823
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1(g)	2.956	%(c)	10/25/28	190	192,120
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1(g)	2.206	%(c)	01/25/29	225	225,936
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(g)	1.656	%(c)	10/25/27	582	582,729
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(g)	2.106	%(c)	04/25/28	38	38,199
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(g)	2.206	%(c)	07/25/28	396	397,654
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(g)	2.756	%(c)	12/25/28	375	378,491
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(g)	3.006	%(c)	11/25/28	250	255,134
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2(g)	2.056	%(c)	04/25/29	290	287,914
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.182	%(c)	07/25/35	57	56,968
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-6, Class A, 144A(a)	2.530	%(c)	05/01/20	457	450,457
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-8, Class A1, 144A	2.620	%(c)	08/01/20	215	214,761

LSTAR Securities Investment Trust (Cayman Islands), Series 2015-10, Class A1, 144A(a)	2.620	%(c)	11/01/20	69		68,072
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-3, Class A, 144A(a)	2.620	%(c)	09/01/21	387		382,056
MASTR Alternative Loan Trust, Series 2003-8, Class 4A1	7.000%		12/25/33	2		2,450
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	24		24,348
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.093	%(c)	02/25/34	65		65,285
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	14		14,201

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,025,009)						4,942,635

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Federal Home Loan Bank	5.500%		07/15/36	135		177,084
Federal Home Loan Mortgage Corp.	2.500%		TBA	1,500		1,502,695
Federal Home Loan Mortgage Corp.	2.665	%(c)	12/01/35	49		51,696
Federal Home Loan Mortgage Corp.	3.000%		06/01/29	333		342,214
Federal Home Loan Mortgage Corp.	3.000%		07/01/43	475		473,603
Federal Home Loan Mortgage Corp.	3.500%		08/01/26	312		327,090
Federal Home Loan Mortgage Corp.	3.500%		TBA	4,500		4,607,743
Federal Home Loan Mortgage Corp.	4.000%		06/01/26	113		118,645
Federal Home Loan Mortgage Corp.	4.000%		09/01/26	96		100,589
Federal Home Loan Mortgage Corp.	4.000%		11/01/39	331		349,300
Federal Home Loan Mortgage Corp.	4.000%		TBA	1,000		1,050,332
Federal Home Loan Mortgage Corp.	4.000%		04/01/42	475		502,104
Federal Home Loan Mortgage Corp.	4.000%		02/01/41	505		532,984
Federal Home Loan Mortgage Corp.	4.000%		10/01/45	408		428,883
Federal Home Loan Mortgage Corp.	4.500%		TBA	500		536,686
Federal Home Loan Mortgage Corp.	4.500%		10/01/39	303		326,404
Federal Home Loan Mortgage Corp.	5.000%		07/01/18	16		16,762
Federal Home Loan Mortgage Corp.	5.000%		07/01/19	27		28,106
Federal Home Loan Mortgage Corp.	5.000%		01/01/21	25		26,749
Federal Home Loan Mortgage Corp.	5.000%		04/01/34	24		26,750
Federal Home Loan Mortgage Corp.	5.000%		05/01/34	50		54,891
Federal Home Loan Mortgage Corp.	5.000%		10/01/35	85		92,586
Federal Home Loan Mortgage Corp.	5.500%		12/01/33	49		55,062
Federal Home Loan Mortgage Corp.	5.500%		05/01/34	23		25,333
Federal Home Loan Mortgage Corp.	5.500%		07/01/34	114		128,270
Federal Home Loan Mortgage Corp.	5.500%		05/01/37	19		21,598
Federal Home Loan Mortgage Corp.	5.500%		10/01/37	40		44,869
Federal Home Loan Mortgage Corp.	6.000%		01/01/34	80		91,101
Federal Home Loan Mortgage Corp.	7.000%		10/01/31	—	(h)	81
Federal Home Loan Mortgage Corp.	7.000%		10/01/31	1		921
Federal Home Loan Mortgage Corp.	7.000%		05/01/32	35		38,323
Federal National Mortgage Assoc.	1.875%		09/24/26	100		91,873
Federal National Mortgage Assoc.	2.000%		08/01/31	393		383,279
Federal National Mortgage Assoc.	2.500%		TBA	1,000		1,001,582
Federal National Mortgage Assoc.	2.500%		TBA	500		475,675
Federal National Mortgage Assoc.	2.678	%(c)	07/01/37	183		191,317
Federal National Mortgage Assoc.	3.000%		08/01/30	1,291		1,325,998
Federal National Mortgage Assoc.	3.000%		02/01/31	466		478,560
Federal National Mortgage Assoc.	3.000%		11/01/36	496		502,704
Federal National Mortgage Assoc.	3.000%		10/01/42	295		294,501
Federal National Mortgage Assoc.	3.000%		01/01/43	1,490		1,489,286
Federal National Mortgage Assoc.	3.500%		08/01/42	420		432,467

Federal National Mortgage Assoc.	3.000%	12/01/42	351	351,282
Federal National Mortgage Assoc.	3.000%	12/01/42	491	491,206
Federal National Mortgage Assoc.	3.000%	07/01/43	805	805,123
Federal National Mortgage Assoc.	3.500%	06/01/39	198	203,118
Federal National Mortgage Assoc.(i)	3.500%	05/01/42	2,010	2,072,656
Federal National Mortgage Assoc.	3.500%	08/01/42	485	499,936
Federal National Mortgage Assoc.	3.500%	04/01/43	860	886,798
Federal National Mortgage Assoc.	3.500%	04/01/43	448	461,604
Federal National Mortgage Assoc.	4.000%	TBA	4,000	4,205,234
Federal National Mortgage Assoc.	4.000%	09/01/40	831	874,910
Federal National Mortgage Assoc.	4.000%	04/01/42	1,245	1,312,180
Federal National Mortgage Assoc.	4.500%	07/01/19	29	30,099
Federal National Mortgage Assoc.	4.500%	10/01/33	54	58,080
Federal National Mortgage Assoc.	4.500%	03/01/34	36	38,754
Federal National Mortgage Assoc.	4.500%	TBA	2,250	2,420,068
Federal National Mortgage Assoc.	4.500%	09/01/39	260	279,452
Federal National Mortgage Assoc.	4.500%	08/01/40	218	234,372
Federal National Mortgage Assoc.	5.000%	10/01/18	16	15,952
Federal National Mortgage Assoc.	5.000%	TBA	2,000	2,178,750
Federal National Mortgage Assoc.	5.000%	07/01/35	44	47,869
Federal National Mortgage Assoc.	5.000%	02/01/36	108	117,980
Federal National Mortgage Assoc.	5.500%	06/01/33	19	21,092
Federal National Mortgage Assoc.	5.500%	08/01/33	28	30,806
Federal National Mortgage Assoc.	5.500%	09/01/33	70	77,943
Federal National Mortgage Assoc.	5.500%	09/01/33	95	107,161
Federal National Mortgage Assoc.	5.500%	01/01/34	44	48,837
Federal National Mortgage Assoc.	5.500%	01/01/34	58	64,647
Federal National Mortgage Assoc.	5.500%	07/01/34	76	85,499
Federal National Mortgage Assoc.	6.000%	09/01/17	2	2,116
Federal National Mortgage Assoc.	6.000%	09/01/21	4	4,339
Federal National Mortgage Assoc.	6.000%	11/01/33	79	89,503
Federal National Mortgage Assoc.	6.000%	01/01/34	15	17,136
Federal National Mortgage Assoc.	6.000%	01/01/34	185	211,559
Federal National Mortgage Assoc.	6.000%	02/01/34	21	24,049
Federal National Mortgage Assoc.	6.000%	02/01/34	15	17,359
Federal National Mortgage Assoc.	6.000%	10/01/34	9	9,759
Federal National Mortgage Assoc.	6.000%	10/01/34	6	6,896
Federal National Mortgage Assoc.	6.000%	11/01/34	96	109,598
Federal National Mortgage Assoc.	6.000%	11/01/34	30	33,913
Federal National Mortgage Assoc.	6.000%	11/01/34	14	15,501
Federal National Mortgage Assoc.	6.000%	01/01/35	24	27,160
Federal National Mortgage Assoc.	6.000%	01/01/35	91	103,068
Federal National Mortgage Assoc.	6.000%	02/01/35	92	107,174
Federal National Mortgage Assoc.	6.000%	08/01/36	48	54,562
Federal National Mortgage Assoc.	6.000%	08/01/38	10	11,072
Federal National Mortgage Assoc.	6.250%	05/15/29	70	92,786
Federal National Mortgage Assoc.	6.500%	07/01/17	1	1,012
Federal National Mortgage Assoc.	6.500%	09/01/17	8	7,589
Federal National Mortgage Assoc.	6.500%	05/01/24	17	18,686
Federal National Mortgage Assoc.	6.500%	07/01/29	22	24,397
Federal National Mortgage Assoc.	6.500%	07/01/32	21	23,462
Federal National Mortgage Assoc.	6.500%	09/01/32	5	5,778
Federal National Mortgage Assoc.	6.500%	04/01/33	21	24,683
Federal National Mortgage Assoc.	6.500%	01/01/34	41	46,124
Federal National Mortgage Assoc.	6.500%	01/01/34	14	16,293
Federal National Mortgage Assoc.	6.500%	10/01/36	53	61,370
Federal National Mortgage Assoc.	6.500%	09/01/37	133	150,990
Federal National Mortgage Assoc.	6.500%	10/01/37	123	139,515
Federal National Mortgage Assoc.(j)	6.625%	11/15/30	85	118,242
Federal National Mortgage Assoc.	7.000%	06/01/32	23	26,400

Federal National Mortgage Assoc.(j)	7.125%		01/15/30	380	542,247
Federal National Mortgage Assoc.	7.500%		09/01/30	2	1,904
Federal National Mortgage Assoc.	8.000%		12/01/23	2	2,710
Federal National Mortgage Assoc.	8.500%		02/01/28	4	4,616
Government National Mortgage Assoc.	3.000%		09/20/43	378	384,102
Government National Mortgage Assoc.	3.000%		01/20/44	116	117,894
Government National Mortgage Assoc.	3.000%		TBA	2,500	2,531,299
Government National Mortgage Assoc.	3.000%		03/15/45	411	415,543
Government National Mortgage Assoc.	3.500%		TBA	2,500	2,598,779
Government National Mortgage Assoc.	3.500%		03/20/45	398	414,645
Government National Mortgage Assoc.	3.500%		04/20/45	452	470,637
Government National Mortgage Assoc.	4.000%		TBA	1,000	1,061,973
Government National Mortgage Assoc.	4.500%		06/20/41	485	522,435
Government National Mortgage Assoc.	5.000%		10/20/37	31	34,226
Government National Mortgage Assoc.	5.000%		04/20/45	225	242,569
Government National Mortgage Assoc.	5.500%		07/15/33	47	52,494
Government National Mortgage Assoc.	5.500%		12/15/33	28	32,044
Government National Mortgage Assoc.	5.500%		09/15/34	192	213,967
Government National Mortgage Assoc.	5.500%		01/15/36	88	100,181
Government National Mortgage Assoc.	5.500%		02/15/36	206	229,948
Government National Mortgage Assoc.	6.500%		09/15/23	19	21,872
Government National Mortgage Assoc.	6.500%		10/15/23	5	5,790
Government National Mortgage Assoc.	6.500%		11/15/23	22	25,151
Government National Mortgage Assoc.	6.500%		12/15/23	10	11,732
Government National Mortgage Assoc.	6.500%		12/15/23	5	5,857
Government National Mortgage Assoc.	6.500%		12/15/23	1	1,549
Government National Mortgage Assoc.	6.500%		04/15/24	72	82,236
Government National Mortgage Assoc.	6.500%		07/15/32	3	3,668
Government National Mortgage Assoc.	6.500%		08/15/32	1	916
Government National Mortgage Assoc.	6.500%		08/15/32	1	775
Government National Mortgage Assoc.	6.500%		08/15/32	3	3,027
Government National Mortgage Assoc.	6.500%		08/15/32	17	20,117
Government National Mortgage Assoc.	7.000%		06/15/24	20	22,485
Government National Mortgage Assoc.	7.000%		05/15/31	10	11,325
Government National Mortgage Assoc.	7.500%		04/15/29	1	752
Government National Mortgage Assoc.	7.500%		12/15/29	3	3,491
Government National Mortgage Assoc.	7.500%		05/15/31	1	1,148
Government National Mortgage Assoc.	8.000%		08/15/22	1	1,289
Government National Mortgage Assoc.	8.000%		12/15/22	11	11,963
Government National Mortgage Assoc.	8.000%		12/15/22	5	5,768
Government National Mortgage Assoc.	8.000%		06/15/25	25	27,969
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	575	584,909
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	315	321,313
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23	30	35,689
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804	%(k)	01/15/30	170	111,119
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	170	242,172
Tunisia Government USAID Bond, U.S. Gov’t. Gtd. Notes	1.416%		08/05/21	200	193,328

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $49,778,841)					50,101,818

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Bonds	2.250%		08/15/46	590	496,084
U.S. Treasury Bonds	2.875%		11/15/46	230	222,058
U.S. Treasury Bonds	4.250%		11/15/40	770	934,828
U.S. Treasury Bonds	4.750%		02/15/41	300	391,125
U.S. Treasury Bonds	8.125%		08/15/21	90	114,620
U.S. Treasury Notes	1.000%		08/15/18	75	74,900

U.S. Treasury Notes	1.000%		09/15/18	25	24,947
U.S. Treasury Notes	1.375%		04/30/21	1,950	1,912,905
U.S. Treasury Notes	1.625%		04/30/23	980	947,844
U.S. Treasury Notes	1.750%		11/30/21	1,875	1,861,011
U.S. Treasury Notes	2.000%		11/30/22	350	347,635
U.S. Treasury Notes	2.000%		11/15/26	361	347,335
U.S. Treasury Notes	2.125%		09/30/21	1,805	1,821,005
U.S. Treasury Notes(j)	2.125%		12/31/22	2,625	2,623,564
U.S. Treasury Notes	2.125%		11/30/23	2,400	2,384,062
U.S. Treasury Strips Coupon, IO	2.404	%(k)	08/15/21	735	670,250
U.S. Treasury Strips Coupon, IO	2.502	%(k)	11/15/30	640	432,092
U.S. Treasury Strips Coupon, IO	2.752	%(k)	08/15/30	605	412,689
U.S. Treasury Strips Coupon, IO	2.783	%(k)	08/15/29	200	140,734
U.S. Treasury Strips Coupon, IO	2.878	%(k)	05/15/31	200	132,527
U.S. Treasury Strips Coupon, IO	2.972	%(k)	02/15/37	725	392,362
U.S. Treasury Strips Coupon, IO	3.042	%(k)	11/15/35	400	226,555
U.S. Treasury Strips Coupon, IO	3.202	%(k)	08/15/40	400	188,956
U.S. Treasury Strips Principal, PO	2.526	%(k)	05/15/43	270	117,975
U.S. Treasury Strips Principal, PO	2.543	%(k)	02/15/45	230	94,968
U.S. Treasury Strips Principal, PO	2.874	%(k)	05/15/45	385	157,615
U.S. Treasury Strips Principal, PO	3.597	%(k)	05/15/44	450	190,942

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,061,772)					17,661,588

TOTAL LONG-TERM INVESTMENTS (cost $435,033,761)					492,954,651

				Shares
SHORT-TERM INVESTMENTS — 8.1%
AFFILIATED MUTUAL FUNDS — 8.0%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(l)				2,212,506	20,509,929
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(l)				19,034,794	19,034,794
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,191,064; includes $1,189,873 of cash collateral for securities on loan)(l)(m)				1,191,024	1,191,263

TOTAL AFFILIATED MUTUAL FUNDS (cost $41,621,944)					40,735,986

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $289,690)(i)	0.529	%(n)	03/16/17	290	289,710

TOTAL SHORT-TERM INVESTMENTS (cost $41,911,634)					41,025,696

TOTAL INVESTMENTS — 105.1% (cost $476,945,395)(o)					533,980,347
Liabilities in excess of other assets(p) — (5.1)%					(26,113,565)

NET ASSETS — 100.0%					$507,866,782

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
CAS	Connecticut Avenue Securities
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and Far East
MTN	Medium Term Note
MXN	Mexican Peso
OTC	Over-the-counter
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
RSP	Non-Voting Shares
SDR	Swedish Depositary Receipt
STACR	Structured Agency Credit Risk
STOXX	Stock Index of the Eurozone
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,238,884 and 0.4% of net assets.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,163,682; cash collateral of $1,189,873 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2016.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(f)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(g)	Represents CAS issued by Fannie Mae or STACR securities issued by Freddie Mac.
(h)	Less than $500 par.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(l)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(m)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate reflects yield to maturity at purchase date.
(o)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$479,195,591

Appreciation	65,248,360
Depreciation	(10,463,604)

Net Unrealized Appreciation	$54,784,756

The book basis may differ from tax basis due to certain tax-related adjustments.

(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at December 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
149	2 Year U.S. Treasury Notes	Mar. 2017	$32,282,189	$32,286,437	$4,248
205	5 Year U.S. Treasury Notes	Mar. 2017	24,175,269	24,121,133	(54,136)
8	10 Year U.S. Treasury Notes	Mar. 2017	982,964	994,250	11,286
40	30 Year U.S. Ultra Treasury Bonds	Mar. 2017	6,440,494	6,410,000	(30,494)
7	Euro STOXX 50 Index	Mar. 2017	236,150	241,468	5,318
2	FTSE 100 Index	Mar. 2017	169,687	173,769	4,082
2	Mini MSCI EAFE Index	Mar. 2017	169,914	167,560	(2,354)
11	S&P 500 E-Mini Index	Mar. 2017	1,237,850	1,229,910	(7,940)
18	TOPIX Index	Mar. 2017	2,370,724	2,337,882	(32,842)

					(102,832)

	Short Position:
16	20 Year U.S. Treasury Bonds	Mar. 2017	2,397,836	2,410,500	(12,664)

					$(115,496)

A U.S. Treasury Obligation with a market value of $289,710 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation with a market value of $561,771 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at December 31, 2016.

Interest rate swap agreements outstanding at December 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
21,085	09/09/17	0.539%	1 Day USOIS(1)	$319	$26,343	$26,024
18,235	10/18/17	0.607%	1 Day USOIS(1)	166	21,105	20,939
10,030	11/09/17	0.626%	1 Day USOIS(1)	173	13,329	13,156
1,885	12/24/17	1.384%	3 Month LIBOR(1)	492	(3,889)	(4,381)
330	07/11/18	0.947%	3 Month LIBOR(1)	151	1,902	1,751
1,010	05/31/22	2.200%	3 Month LIBOR(1)	(2,015)	(10,062)	(8,047)
2,730	11/30/22	1.850%	3 Month LIBOR(1)	165	31,960	31,795
960	11/30/22	1.982%	3 Month LIBOR(1)	155	4,061	3,906
400	12/31/22	1.405%	3 Month LIBOR(1)	152	15,105	14,953
300	12/31/22	1.406%	3 Month LIBOR(1)	152	11,304	11,152
400	12/31/22	1.409%	3 Month LIBOR(1)	152	15,015	14,863
100	12/31/22	1.412%	3 Month LIBOR(1)	151	3,738	3,587

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	100	12/31/22	1.495%	3 Month LIBOR(1)	$151	$3,260	$3,109
	790	05/31/23	1.399%	3 Month LIBOR(1)	(14,222)	33,998	48,220
	1,455	08/02/23	— (3)	—(3)	(105)	3,960	4,065
	2,130	08/02/23	— (5)	—(5)	682	6,144	5,462
	570	08/03/23	— (4)	—(4)	35	1,602	1,567
	1,115	08/19/23	0.898%	1 Day USOIS(1)	156	59,759	59,603
	1,550	10/27/23	1.073%	1 Day USOIS(1)	158	70,212	70,054
MXN	11,100	08/19/24	6.010%	28 Day Mexican Interbank Rate(2)	(1,280)	(57,782)	(56,502)
	700	09/08/24	2.569%	3 Month LIBOR(1)	156	(17,619)	(17,775)
	930	09/04/25	2.214%	3 Month LIBOR(1)	157	3,640	3,483
	3,430	01/08/26	2.210%	3 Month LIBOR(1)	85	21,199	21,114
	360	05/15/37	2.726%	3 Month LIBOR(2)	156	8,206	8,050
	470	11/15/41	1.869%	3 Month LIBOR(1)	1,950	64,678	62,728

					$(11,708)	$331,168	$342,876

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
(3)	The Series pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(4)	The Series pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.
(5)	The Series pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.5 bps.

U.S. Government Agency Obligations and a U.S. Treasury Obligation with a combined market value of $860,380 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at December 31, 2016.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$284,757,523	$22,676,082	$—
Exchange Traded Fund	640,803	—	—
Preferred Stocks	202,560	141,484	—
Rights	—	—	999
Corporate Bonds	—	50,016,974	—
Asset-Backed Securities
Collateralized Loan Obligations	—	13,908,919	747,300
Non-Residential Mortgage-Backed Securities	—	12,259,786	—
Residential Mortgage-Backed Securities	—	1,705,734	—
Commercial Mortgage-Backed Securities	—	25,294,312	—
Municipal Bonds	—	2,168,843	—
Non-Corporate Foreign Agencies	—	2,940,865	—
Sovereign Bonds	—	2,786,426	—
Residential Mortgage-Backed Securities	—	3,452,050	1,490,585
U.S. Government Agency Obligations	—	50,101,818	—
U.S. Treasury Obligations	—	17,951,298	—
Affiliated Mutual Funds	40,735,986	—	—

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$(115,496)	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	342,876	—

Total	$326,221,376	$205,747,467	$2,238,884

During the period, there were no transfers between Level 1 and Level 2 to report.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of December 31, 2016 categorized by risk exposure:

Derivative Fair Value at 12/31/16
Equity Contracts	$(33,736)
Interest Rate Contracts	261,116

Total	$227,380

Prudential Conservative Allocation Fund

Schedule of Investments

as of December 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	938,948	$9,023,289
Prudential Global Real Estate Fund (Class Q)	280,466	6,400,244
Prudential Government Income Fund (Class Q)	815,178	7,727,889
Prudential High Yield Fund (Class Q)	475,732	2,597,495
Prudential Jennison 20/20 Focus Fund (Class Q)	84,235	1,283,744
Prudential Jennison Equity Opportunity Fund (Class Q)	128,425	2,563,353
Prudential Jennison Growth Fund (Class Z)*	95,382	2,863,374
Prudential Jennison International Opportunities Fund (Class Q)	440,276	5,221,668
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	54,366	1,928,901
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	6,600	255,896
Prudential Jennison Small Company Fund, Inc. (Class Q)	188,557	4,497,094
Prudential Jennison Value Fund (Class Q)	68,856	1,284,856
Prudential QMA International Equity Fund (Class Q)	1,222,040	7,784,394
Prudential QMA Large-Cap Core Equity Fund (Class Q)	305,133	4,872,971
Prudential QMA Long-Short Equity Fund (Class Z)*	326,029	3,850,408
Prudential QMA Mid-Cap Value Fund (Class Q)	74,844	1,596,415
Prudential QMA Small-Cap Value Fund (Class Q)	117,656	2,542,545
Prudential QMA Strategic Value Fund (Class Z)	492,932	6,989,782
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	3,689,609	35,457,144
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	59,321	655,500
Prudential Total Return Bond Fund (Class Q)	1,282,571	18,084,251

TOTAL LONG-TERM INVESTMENTS (cost $112,626,189)		127,481,213

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,293,656)	1,293,656	1,293,656

TOTAL INVESTMENTS(a) — 100.1% (cost $113,919,845)(b)		128,774,869
Liabilities in excess of other assets — (0.1)%		(155,571)

NET ASSETS — 100.0%		$128,619,298

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$115,756,154

Appreciation	14,372,529
Depreciation	(1,353,814)

Net Unrealized Appreciation	$13,018,715

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$128,774,869	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Prudential Growth Allocation Fund

Schedule of Investments

as of December 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	49,438	$475,100
Prudential Global Real Estate Fund (Class Q)	204,741	4,672,182
Prudential High Yield Fund (Class Q)	87,056	475,325
Prudential Jennison 20/20 Focus Fund (Class Q)	184,217	2,807,463
Prudential Jennison Equity Opportunity Fund (Class Q)	327,806	6,543,000
Prudential Jennison Growth Fund (Class Z)*	108,695	3,263,027
Prudential Jennison International Opportunities Fund (Class Q)	758,311	8,993,573
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	98,848	3,507,130
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	4,922	190,840
Prudential Jennison Small Company Fund, Inc. (Class Q)	323,519	7,715,932
Prudential Jennison Value Fund (Class Q)	161,871	3,020,518
Prudential QMA International Equity Fund (Class Q)	2,152,411	13,710,857
Prudential QMA Large-Cap Core Equity Fund (Class Q)	660,308	10,545,120
Prudential QMA Long-Short Equity Fund (Class Z)*	395,576	4,671,755
Prudential QMA Mid-Cap Value Fund (Class Q)	97,919	2,088,603
Prudential QMA Small-Cap Value Fund (Class Q)	182,655	3,947,182
Prudential QMA Strategic Value Fund (Class Z)	736,855	10,448,610
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	176,720	1,698,277
Prudential Total Return Bond Fund (Class Q)	280,782	3,959,022

TOTAL LONG-TERM INVESTMENTS (cost $74,909,132)		92,733,516

SHORT-TERM INVESTMENT — 1.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,033,671)	1,033,671	1,033,671

TOTAL INVESTMENTS(a) — 100.2% (cost $75,942,803)(b)		93,767,187
Liabilities in excess of other assets — (0.2)%		(232,137)

NET ASSETS — 100.0%		$93,535,050

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$78,417,026

Appreciation	16,227,676
Depreciation	(877,515)

Net Unrealized Appreciation	$15,350,161

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$93,767,187	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of December 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace & Defense 3.9%
DigitalGlobe, Inc.*	200,773	$5,752,146
Orbital ATK, Inc.	61,161	5,365,655
United Technologies Corp.	45,615	5,000,316

		16,118,117

Banks — 7.7%
Bank of America Corp.	398,185	8,799,888
Citigroup, Inc.	109,890	6,530,763
JPMorgan Chase & Co.	104,306	9,000,565
PNC Financial Services Group, Inc. (The)	65,054	7,608,716

		31,939,932

Biotechnology — 4.6%
Alexion Pharmaceuticals, Inc.*	23,235	2,842,802
Biogen, Inc.*	20,393	5,783,047
BioMarin Pharmaceutical, Inc.*	55,401	4,589,419
Shire PLC, ADR	34,281	5,840,797

		19,056,065

Capital Markets — 4.3%
Goldman Sachs Group, Inc. (The)	47,074	11,271,870
Morgan Stanley	151,569	6,403,790

		17,675,660

Chemicals — 1.2%
Monsanto Co.	45,378	4,774,219

Commercial Services & Supplies — 0.8%
Mobile Mini, Inc.	105,250	3,183,813

Communications Equipment — 1.1%
Juniper Networks, Inc.	168,032	4,748,584

Consumer Finance — 1.0%
Synchrony Financial	118,763	4,307,534

Diversified Financial Services — 0.8%
Voya Financial, Inc.	83,318	3,267,732

Diversified Telecommunication Services — 0.8%
Frontier Communications Corp.(a)	948,566	3,206,153

Electric Utilities — 1.0%
PG&E Corp.	65,004	3,950,293

Electrical Equipment — 0.9%
Eaton Corp. PLC	55,138	3,699,208

Electronic Equipment, Instruments & Components — 2.6%
Benchmark Electronics, Inc.*	172,138	5,250,209
FLIR Systems, Inc.	152,463	5,517,636

		10,767,845

Energy Equipment & Services — 4.8%
Halliburton Co.	171,743	9,289,579
Patterson-UTI Energy, Inc.	231,600	6,234,672
Schlumberger Ltd.	49,590	4,163,080

		19,687,331

Equity Real Estate Investment Trusts (REITs) — 1.5%
CoreCivic, Inc.	248,836	6,086,529

Food Products — 2.2%
Conagra Brands, Inc.	106,187	4,199,696
Mondelez International, Inc. (Class A Stock)	107,703	4,774,474

		8,974,170

Health Care Providers & Services — 1.6%
Cigna Corp.	51,221	6,832,369

Health Care Technology — 0.8%
Veeva Systems, Inc. (Class A Stock)*	84,489	3,438,702

Hotels, Restaurants & Leisure — 8.3%
Carnival Corp.	132,505	6,898,210
Hyatt Hotels Corp. (Class A Stock)*	146,379	8,088,904
MGM Resorts International*	301,434	8,690,342
SeaWorld Entertainment, Inc.(a)	216,781	4,103,664
Wendy’s Co. (The)(a)	490,669	6,633,845

		34,414,965

Household Durables — 2.4%
CalAtlantic Group, Inc.	190,934	6,493,665
Toll Brothers, Inc.*	107,881	3,344,311

		9,837,976

Industrial Conglomerates — 2.0%
General Electric Co.	266,651	8,426,172

Insurance — 2.2%
MetLife, Inc.	166,387	8,966,596

Internet Software & Services — 1.9%
Alphabet, Inc. (Class C Stock)*	9,924	7,659,542

IT Services — 1.1%
CSRA, Inc.	146,686	4,670,482

Machinery — 0.8%
Dover Corp.	43,685	3,273,317

Media — 6.7%
Comcast Corp. (Class A Stock)	110,708	7,644,388
Live Nation Entertainment, Inc.*	272,859	7,258,049
Twenty-First Century Fox, Inc. (Class A Stock)	208,470	5,845,499
Viacom, Inc. (Class B Stock)	202,991	7,124,984

		27,872,920

Multiline Retail — 1.2%
Target Corp.	69,891	5,048,227

Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	81,683	5,695,756
Continental Resources, Inc.*	64,845	3,342,111
Noble Energy, Inc.	186,424	7,095,297
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	118,342	6,435,438

		22,568,602

Paper & Forest Products — 1.2%
Louisiana-Pacific Corp.*	267,802	5,069,492

Pharmaceuticals — 5.3%
Allergan PLC*	26,066	5,474,121
Bristol-Myers Squibb Co.	116,405	6,802,708
Merck & Co., Inc.	60,762	3,577,059
Pfizer, Inc.	180,836	5,873,553

		21,727,441

Road & Rail — 2.7%
Ryder System, Inc.	40,467	3,012,364
Union Pacific Corp.	77,083	7,991,965

		11,004,329

Semiconductors & Semiconductor Equipment — 0.9%
Cavium, Inc.*	57,830	3,610,905

Software — 8.4%
Cadence Design Systems, Inc.*	132,614	3,344,525
Fortinet, Inc.*	140,729	4,238,757
Guidewire Software, Inc.*	85,634	4,224,325
Microsoft Corp.	163,177	10,139,819
PTC, Inc.*	124,595	5,765,011
TiVo Corp.*	131,633	2,751,130
Verint Systems, Inc.*	126,154	4,446,928

		34,910,495

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	69,937	8,100,103
Diebold Nixdorf, Inc.(a)	235,018	5,910,703

		14,010,806

Textiles, Apparel & Luxury Goods — 1.8%
Coach, Inc.	207,249	7,257,860

Tobacco — 0.3%
Turning Point Brands, Inc.*	113,479	1,390,118

Trading Companies & Distributors — 1.6%
Univar, Inc.*	237,608	6,740,939

TOTAL LONG-TERM INVESTMENTS (cost $314,642,287)		410,175,440

SHORT-TERM INVESTMENTS — 4.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	2,842,621	2,842,621
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $15,546,472; includes $15,536,226 of cash collateral for securities on loan)(b)(c)	15,544,438	15,547,547

TOTAL SHORT-TERM INVESTMENTS (cost $18,389,093)		18,390,168

TOTAL INVESTMENTS — 103.8% (cost $333,031,380)(d)		428,565,608
Liabilities in excess of other assets — (3.8)%		(15,659,121)

NET ASSETS — 100.0%		$412,906,487

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,932,314; cash collateral of $15,536,226 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$334,633,306

Appreciation	102,461,513
Depreciation	(8,529,211)

Net Unrealized Appreciation	$93,932,302

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,118,117	$—	$—
Banks	31,939,932	—	—
Biotechnology	19,056,065	—	—
Capital Markets	17,675,660	—	—
Chemicals	4,774,219	—	—
Commercial Services & Supplies	3,183,813	—	—
Communications Equipment	4,748,584	—	—
Consumer Finance	4,307,534	—	—
Diversified Financial Services	3,267,732	—	—
Diversified Telecommunication Services	3,206,153	—	—
Electric Utilities	3,950,293	—	—
Electrical Equipment	3,699,208	—	—
Electronic Equipment, Instruments & Components	10,767,845	—	—
Energy Equipment & Services	19,687,331	—	—
Equity Real Estate Investment Trusts (REITs)	6,086,529	—	—
Food Products	8,974,170	—	—
Health Care Providers & Services	6,832,369	—	—
Health Care Technology	3,438,702	—	—
Hotels, Restaurants & Leisure	34,414,965	—	—
Household Durables	9,837,976	—	—
Industrial Conglomerates	8,426,172	—	—
Insurance	8,966,596	—	—
Internet Software & Services	7,659,542	—	—
IT Services	4,670,482	—	—
Machinery	3,273,317	—	—
Media	27,872,920	—	—
Multiline Retail	5,048,227	—	—
Oil, Gas & Consumable Fuels	22,568,602	—	—
Paper & Forest Products	5,069,492	—	—
Pharmaceuticals	21,727,441	—	—
Road & Rail	11,004,329	—	—

Semiconductors & Semiconductor Equipment	3,610,905	—	—

	Level 1	Level 2	Level 3
Software	$34,910,495	$—	$—
Technology Hardware, Storage & Peripherals	14,010,806	—	—
Textiles, Apparel & Luxury Goods	7,257,860	—	—
Tobacco	1,390,118	—	—
Trading Companies & Distributors	6,740,939	—	—
Affiliated Mutual Funds	18,390,168	—	—

Total	$428,565,608	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Prudential Jennison Growth Fund

Schedule of Investments

as of December 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace & Defense — 1.8%
Boeing Co. (The)	387,296	$60,294,241

Air Freight & Logistics — 1.4%
FedEx Corp.	255,652	47,602,402

Automobiles — 0.9%
Tesla Motors, Inc.*(a)	147,299	31,476,323

Banks — 1.1%
JPMorgan Chase & Co.	437,127	37,719,689

Beverages — 2.0%
Constellation Brands, Inc. (Class A Stock)	171,021	26,219,230
Monster Beverage Corp.*	907,516	40,239,259

		66,458,489

Biotechnology — 7.9%
Alexion Pharmaceuticals, Inc.*	440,449	53,888,935
BioMarin Pharmaceutical, Inc.*	249,243	20,647,290
Celgene Corp.*	798,440	92,419,430
Regeneron Pharmaceuticals, Inc.*	117,029	42,960,176
Shire PLC, ADR	342,699	58,389,056

		268,304,887

Capital Markets — 3.0%
Goldman Sachs Group, Inc. (The)	281,355	67,370,455
S&P Global, Inc.	306,237	32,932,727

		100,303,182

Chemicals — 0.7%
Albemarle Corp.	261,316	22,494,081

Communications Equipment — 1.0%
Palo Alto Networks, Inc.*	267,822	33,491,141

Energy Equipment & Services — 1.5%
Halliburton Co.	971,905	52,570,341

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	314,213	50,308,643

Hotels, Restaurants & Leisure — 4.1%
Marriott International, Inc. (Class A Stock)	883,878	73,079,033
Starbucks Corp.	1,181,000	65,569,120

		138,648,153

Internet & Direct Marketing Retail — 10.2%
Amazon.com, Inc.*	254,883	191,129,115
Expedia, Inc.	146,514	16,597,106
Netflix, Inc.*	575,901	71,296,544
Priceline Group, Inc. (The)*	46,013	67,457,819

		346,480,584

Internet Software & Services — 15.3%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,173,312	103,028,527
Alphabet, Inc. (Class A Stock)*	121,690	96,433,241
Alphabet, Inc. (Class C Stock)*	124,509	96,098,536
Facebook, Inc. (Class A Stock)*	1,147,960	132,072,798
Tencent Holdings Ltd. (China)	3,740,825	90,704,211

		518,337,313

IT Services — 7.5%
FleetCor Technologies, Inc.*	305,781	43,274,127
Mastercard, Inc. (Class A Stock)	990,496	102,268,712
Visa, Inc. (Class A Stock)	1,415,589	110,444,254

		255,987,093

Life Sciences Tools & Services — 0.7%
Illumina, Inc.*	179,033	22,923,385

Machinery — 1.0%
Parker-Hannifin Corp.	234,963	32,894,820

Media — 2.4%
Charter Communications, Inc. (Class A Stock)*	139,692	40,220,121
Time Warner, Inc.	426,423	41,162,612

		81,382,733

Oil, Gas & Consumable Fuels — 1.8%
Concho Resources, Inc.*	338,171	44,841,475
EOG Resources, Inc.	160,521	16,228,673

		61,070,148

Pharmaceuticals — 3.0%
Allergan PLC*	179,681	37,734,807
Bristol-Myers Squibb Co.	1,080,254	63,130,044

		100,864,851

Semiconductors & Semiconductor Equipment — 5.7%
NVIDIA Corp.(a)	862,598	92,073,710
NXP Semiconductors NV (Netherlands)*	343,478	33,664,279
QUALCOMM, Inc.	1,017,060	66,312,312

		192,050,301

Software — 10.9%
Adobe Systems, Inc.*	724,627	74,600,350
Microsoft Corp.	1,884,109	117,078,533
Mobileye NV*(a)	438,330	16,709,139
Red Hat, Inc.*	578,216	40,301,655
salesforce.com, Inc.*	914,326	62,594,758
Splunk, Inc.*	550,425	28,154,239
Workday, Inc. (Class A Stock)*(a)	470,542	31,098,121

		370,536,795

Specialty Retail — 6.9%
Home Depot, Inc. (The)	292,598	39,231,540
Industria de Diseno Textil SA (Spain)	2,187,262	74,511,450
O’Reilly Automotive, Inc.*	220,220	61,311,450
TJX Cos., Inc. (The)	527,961	39,665,710
Ulta Salon Cosmetics & Fragrance, Inc.*	73,999	18,865,305

		233,585,455

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	1,383,274	160,210,795

Textiles, Apparel & Luxury Goods 2.6%
adidas AG (Germany)	353,866	55,811,274
NIKE, Inc. (Class B Stock)	662,481	33,673,909

		89,485,183

TOTAL LONG-TERM INVESTMENTS (cost $2,127,838,619)		3,375,481,028

SHORT-TERM INVESTMENTS — 5.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	3,146,913	3,146,913
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $170,323,137; includes $170,155,270 of cash collateral for securities on loan)(b)(c)	170,323,137	170,357,202

TOTAL SHORT-TERM INVESTMENTS (cost $173,470,050)		173,504,115

TOTAL INVESTMENTS — 104.7% (cost $2,301,308,669)(d)		3,548,985,143
Liabilities in excess of other assets — (4.7)%		(159,256,565)

NET ASSETS — 100.0%		$3,389,728,578

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $166,748,323; cash collateral of $170,155,270 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,310,095,800

Appreciation	1,283,828,005
Depreciation	(44,938,662)

Net Unrealized Appreciation	$1,238,889,343

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$60,294,241	$—	$—
Air Freight & Logistics	47,602,402	—	—

	Level 1	Level 2	Level 3
Automobiles	$31,476,323	$—	$—
Banks	37,719,689	—	—
Beverages	66,458,489	—	—
Biotechnology	268,304,887	—	—
Capital Markets	100,303,182	—	—
Chemicals	22,494,081	—	—
Communications Equipment	33,491,141	—	—
Energy Equipment & Services	52,570,341	—	—
Food & Staples Retailing	50,308,643	—	—
Hotels, Restaurants & Leisure	138,648,153	—	—
Internet & Direct Marketing Retail	346,480,584	—	—
Internet Software & Services	427,633,102	90,704,211	—
IT Services	255,987,093	—	—
Life Sciences Tools & Services	22,923,385	—	—
Machinery	32,894,820	—	—
Media	81,382,733	—	—
Oil, Gas & Consumable Fuels	61,070,148	—	—
Pharmaceuticals	100,864,851	—	—
Semiconductors & Semiconductor Equipment	192,050,301	—	—
Software	370,536,795	—	—
Specialty Retail	159,074,005	74,511,450	—
Technology Hardware, Storage & Peripherals	160,210,795	—	—
Textiles, Apparel & Luxury Goods	33,673,909	55,811,274	—
Affiliated Mutual Funds	173,504,115	—	—

Total	$3,327,958,208	$221,026,935	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Prudential Moderate Allocation Fund

Schedule of Investments

as of December 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	846,594	$8,135,772
Prudential Global Real Estate Fund (Class Q)	353,409	8,064,790
Prudential Government Income Fund (Class Q)	514,529	4,877,739
Prudential High Yield Fund (Class Q)	297,975	1,626,946
Prudential Jennison 20/20 Focus Fund (Class Q)	211,434	3,222,259
Prudential Jennison Equity Opportunity Fund (Class Q)	322,998	6,447,046
Prudential Jennison Growth Fund (Class Z)*	160,623	4,821,897
Prudential Jennison International Opportunities Fund (Class Q)	833,775	9,888,567
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	136,093	4,828,579
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	8,293	321,502
Prudential Jennison Small Company Fund, Inc. (Class Q)	390,116	9,304,259
Prudential Jennison Value Fund (Class Q)	258,464	4,822,936
Prudential QMA International Equity Fund (Class Q)	2,311,974	14,727,276
Prudential QMA Large-Cap Core Equity Fund (Class Q)	913,915	14,595,228
Prudential QMA Long-Short Equity Fund (Class Z)*	548,314	6,475,589
Prudential QMA Mid-Cap Value Fund (Class Q)	131,888	2,813,166
Prudential QMA Small-Cap Value Fund (Class Q)	241,864	5,226,689
Prudential QMA Strategic Value Fund (Class Z)	905,234	12,836,224
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,198,972	21,132,118
Prudential Total Return Bond Fund (Class Q)	1,154,321	16,275,932

TOTAL LONG-TERM INVESTMENTS (cost $133,096,708)		160,444,514

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,533,212)	1,533,212	1,533,212

TOTAL INVESTMENTS(a) — 100.1% (cost $134,629,920)(b)		161,977,726
Liabilities in excess of other assets — (0.1)%		(101,284)

NET ASSETS — 100.0%		$161,876,442

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$137,440,491

Appreciation	26,068,976
Depreciation	(1,531,741)

Net Unrealized Appreciation	$24,537,235

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$161,977,726	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and managed by PI. Certain Funds also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities and Exchange Commission, a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 15, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date February 15, 2017

*	Print the name and title of each signing officer under his or her signature.